                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
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                                                  hours per response....... 5.0
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number      811-21295
                                  ---------------------------------------------

                         J.P. Morgan Mutual Fund Series
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      522 Fifth Avenue, New York,              NY 10036
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  1-800-348-4782
                                                   ----------------------------

Date of fiscal year end:  December 31, 2003
                        -------------------------------------------------------
Date of reporting period: February 28, 2003 through December 31, 2003
                         ------------------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

ANNUAL REPORT DECEMBER 31, 2003

JPMORGAN FUNDS


[GRAPHIC]

INTREPID FUNDS

INTREPID ALL CAP FUND
INTREPID GROWTH FUND
INTREPID INVESTOR FUND
INTREPID VALUE FUND


[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS

President's Letter                                 1

Fund Information:
  Intrepid All Cap Fund                            3

  Intrepid Growth Fund                             6

  Intrepid Investor Fund                           9

  Intrepid Value Fund                             12

Portfolio of Investments                          15

Financial Statements                              34

Notes to Financial Statements                     39

Financial Highlights                              46

HIGHLIGHTS

-  Military action and revival in corporate profits drive market recovery

-  Economic growth surprisingly strong

-  Technology stocks and small caps outperform

-  Positive backdrop for equities

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objective, strategies and risks. Call JPMorgan Funds Service Center at (800) 348-4782 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

JPMORGAN FUNDS ARE DISTRIBUTED BY J.P. MORGAN FUND DISTRIBUTORS, INC.

JPMORGAN INTREPID FUNDS

PRESIDENT'S LETTER                                             FEBRUARY 17, 2004

DEAR SHAREHOLDER:

We are pleased to present this annual report for the JPMorgan Intrepid Funds. Inside, you will find information detailing the performance of the Funds for the period ended December 31, 2003, along with reports from the Portfolio Managers.

PROFIT INCREASES END THREE-YEAR BEAR MARKET

While the market declined throughout most of the first quarter of 2003 due to geo-political and economic uncertainty, by mid-March it began a rally that would continue until the end of the year. The rally began as coalition forces prepared to take military action in Iraq and acquired momentum in the following months. Utterances by the U.S. Federal Reserve confirming its determination to avoid deflation and to nurture growth (leading ultimately to a 1/4-point rate cut in late June) fuelled the rally. In addition, Congress approved the Bush Administration's $350 billion package of tax cuts in an attempt to boost consumer demand. By the fourth-quarter, there was a clear trend of recovering economic growth, with third-quarter GDP growth reported at a surprisingly buoyant 7.2%. Better-than-expected corporate profits, low interest rates, and positive economic data -- including evidence of manufacturing growth and business spending all helped to sustain the rally.

DIVERGENT PERFORMANCES

The market's rise was far from uniform, however. While the broad-based S&P 500 Index rose 28.7% during the year, the greatest gains were among the technology and small cap stocks that surged on a wave of market liquidity. The technology-laden NASDAQ climbed 50.8% and the Russell 2000 Index of small stocks 47.3%. What the indices do not show is that the biggest increases of all were among low quality, non-earning stocks that investors had chosen not to own in the bear market. For fund managers, 2003 was a year when great gains were made for investors, although it was sometimes difficult to outperform benchmark indices. Fund managers prefer to invest in higher quality stocks, with sustainable earnings growth, which tend to outperform over time.

OUTLOOK

As we enter 2004, investors who stayed invested through the trough of the bear market have good reason to feel vindicated. The question now is whether equities will continue their upward path. Our view is that they will, although we do not anticipate gains of the same magnitude as 2003. From an economic perspective, there is a hint of a "Goldilocks" economy (not too hot, not too cold, but just right), with a healthy combination of strong earnings growth and low inflation. Furthermore, election years have historically seen substantial increases in equity prices, with small company stocks outperforming. In this case, 2003's enormous fiscal and monetary stimuli have primed the economy.

JPMORGAN FUND UPDATE

The Board of Trustees has approved that effective April 30, 2004, JPMorgan Intrepid All Cap Fund's name will be changed to the JPMorgan Intrepid America Fund, and its investment strategy will be modified. Under normal market conditions, the Fund will invest at least 80% of its assets in equity investments of large- and mid-capitalization U.S. companies. The Fund will continue to be able to invest a significant portion of its assets in companies of a particular market capitalization category, when the adviser believes such companies offer attractive opportunities. The Fund generally defines large-capitalization companies as those with market capitalizations over $10 billion, at the time of purchase, and mid-capitalization companies as those with market capitalizations between $1 billion and $10 billion, at the time of purchase. Market capitalization is the total market value of a company's shares.

Additionally, the Fund's benchmark will be changed to the Russell 1000 Index because it more accurately reflects the manner in which the Fund invests. You will receive a new prospectus that shows these changes. Please read it carefully.

IMPORTANT MERGER NEWS

As you may know, JPMorgan Chase and Bank One have agreed to combine forces by mid-2004, subject to approval of the Firms' shareholders and certain regulatory agencies. The merger is compelling both strategically and financially. It will create a new institution with a more balanced business mix between wholesale and retail, leading to greater earnings consistency. The new JPMorgan Chase will have top-tier positions in both wholesale and retail financial services, an extensive client base and greater scale. We will have an extraordinarily talented team that shares common values and a strong client orientation.

All of us at JPMorgan Fleming Asset Management would like to thank you for your investment. Should you have any questions, please contact the JPMorgan Funds Service Center at 1-800-348-4782.

Sincerely,


/s/ George C.W. Gatch

George C.W. Gatch
President
JPMorgan Funds

INTREPID ALL CAP FUND
As of December 31, 2003

Q: HOW DID THE FUND PERFORM?
A: The JPMorgan Intrepid All Cap Fund, which seeks to provide long term capital growth from a broadly diversified portfolio of equity securities, returned 40.84% since inception on February 28, 2003 through December 31, 2003. This compares with a gain of 36.59% of the Russell 3000 Index, the fund's benchmark.

Q: WHY DID THE FUND PERFORM IN THIS WAY?
A: Amidst a backdrop of a quick end to formal war activity in Iraq, better-than-expected earnings results, substantial government tax cuts and evidence of a strong recovery, 2003 turned out to be an extraordinarily strong year for equity returns. Given this supportive backdrop, the majority of the portfolio's holdings had positive returns for the year. All of the primary factors utilized in the management of the fund (price momentum, earnings momentum and value) outperformed over the period. The further expansion of the U.S. economy and continued benefits from corporate cost cutting and increased productivity that led to earnings growth earlier in the year proved to be a catalyst for continued optimism in the financial markets during the year. This, coupled with an increase in corporate spending and a view that low inventories will lead to restocking, were key drivers behind the momentum in the markets and were key catalysts for the out performance of our momentum factors. Investors, however, seemingly learned from the recent past and still sought traditional value stocks, which are captured in our value factor. The excess performance over the period was driven by stock selection, particularly in the consumer discretionary and health care sectors.

Q: HOW WAS THE FUND MANAGED?
A: The JPMorgan Intrepid All Cap fund seeks to capitalize upon enduring market anomalies that are driven by persistent irrational investor behavior. This objective is met through a disciplined portfolio construction process that focuses on the fund's exposure to three primary factors (price momentum, earnings momentum and P/E), which the portfolio manager believes best capture the investor driven market anomalies. The fund employs a barbell strategy, holding good "value" stocks with reasonable momentum and very strong momentum stocks relative to the fund's benchmark.

                                   (UNAUDITED)

JPMORGAN INTREPID ALL CAP FUND
As of December 31, 2003

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Finance & Insurance                     31.1%
Consumer Goods & Services               20.6%
Industrial Products & Services          11.5%
Technology                              10.2%
Health Services & Systems                8.4%
Energy                                   4.5%
Pharmaceuticals                          3.8%
Telecommunications                       3.8%
Utilities                                3.1%
Short-Term Investments                   3.0%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. CITIGROUP, INC.                     (3.8%)
 2. INTEL CORP.                         (3.7%)
 3. BANK OF AMERICA CORP.               (2.0%)
 4. WACHOVIA CORP.                      (1.9%)
 5. U.S. BANCORP                        (1.9%)
 6. MERRILL LYNCH & CO., INC.           (1.8%)
 7. ALTRIA GROUP, INC.                  (1.8%)
 8. FLEETBOSTON FINANCIAL CORP.         (1.8%)
 9. LOWE'S COMPANIES, INC.              (1.7%)
10. DELL, INC.                          (1.7%)

TOP 10 EQUITY HOLDINGS COMPRISED 22.1% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($2,315,520). AS OF DECEMBER 31, 2003, THE FUND HELD 101 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

AVERAGE ANNUAL TOTAL RETURNS

                                   SINCE INCEPTION
                                      (2/28/03)
--------------------------------------------------
Select Shares                           40.84%

Subsequent to the inception of the Fund, through 10/01/03, the Fund did not experience any shareholder purchase and sale activity. If such shareholder activity had occurred, the Fund's performance may have been impacted.

                                   (UNAUDITED)

[CHART]

LIFE OF FUND PERFORMANCE (2/28/03 TO 12/31/03)

               JPMORGAN INTREPID ALL CAP FUND (SELECT SHARES)    RUSSELL 3000 INDEX     LIPPER MULTI-CAP CORE FUNDS INDEX
 2/28/2003                                    $    1,000,000         $    1,000,000                       $    1,000,000
 3/31/2003                                    $    1,011,300         $    1,010,500                       $    1,003,200
 4/30/2003                                    $    1,069,349         $    1,093,058                       $    1,081,249
 5/31/2003                                    $    1,140,674         $    1,159,079                       $    1,154,341
 6/30/2003                                    $    1,176,035         $    1,174,726                       $    1,171,541
 7/31/2003                                    $    1,189,324         $    1,201,627                       $    1,194,152
 8/31/2003                                    $    1,223,934         $    1,228,303                       $    1,230,812
 9/30/2003                                    $    1,225,280         $    1,214,915                       $    1,214,442
10/31/2003                                    $    1,319,259         $    1,288,417                       $    1,286,823
11/30/2003                                    $    1,352,636         $    1,306,197                       $    1,306,898
12/31/2003                                    $    1,408,422         $    1,365,891                       $    1,359,043

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of the future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 02/28/03.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan Intrepid All-Cap Fund, Russell 3000 Index, and Lipper Multi-Cap Core Funds Index from February 28, 2003 to December 31, 2003. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell 3000 Index is an unmanaged, capitalization weighted price only index, which is comprised of 3000 of the largest U.S. companies based on total market capitalization. The Lipper Multi-Cap Core Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Subsequent to the inception of the Fund, through 10/01/03, the Fund did not experience any shareholder purchase and sale activity. If such shareholder activity had occurred, the Fund's performance may have been impacted.

                                   (UNAUDITED)

INTREPID GROWTH FUND
As of December 31, 2003

Q: HOW DID THE FUND PERFORM?
A: The JPMorgan Intrepid Growth Fund, which seeks to provide long term capital growth from a broadly diversified portfolio of equity securities, returned 36.10% since inception on February 28, 2003 through December 31, 2003. This compares with a gain of 33.60% of the Russell 1000 Growth Index, the fund's benchmark.

Q: WHY DID THE FUND PERFORM IN THIS WAY?
A: Amidst a backdrop of a quick end to formal war activity in Iraq, better-than-expected earnings results, substantial government tax cuts and evidence of a strong recovery, 2003 turned out to be an extraordinarily strong year for equity returns. Given this supportive backdrop, the majority of the portfolio's holdings had positive returns for the year. All of the primary factors utilized in the management of the fund performed well over the period. The further expansion of the U.S. economy and continued benefits from corporate cost cutting and increased productivity that led to earnings growth earlier in the year proved to be a catalyst for continued optimism in the financial markets during the year. This, coupled with an increase in corporate spending and a view that low inventories will lead to restocking, were key drivers behind the momentum in the markets and were key catalysts for the out performance of our momentum factors. Investors, however, seemingly learned from the recent past and still sought traditional value stocks, which are captured in our value factor. The excess performance over the period was driven by stock selection, particularly in the health care and information technology sectors.

Q: HOW WAS THE FUND MANAGED?
A: The JPMorgan Intrepid Growth Fund seeks to capitalize upon enduring market anomalies that are driven by persistent irrational investor behavior. This objective is met through a disciplined portfolio construction process that focuses on the fund's exposure to three primary factors (price momentum, earnings momentum and P/E), which the portfolio manager believes best capture the investor driven market anomalies. The construction methodology used results in a portfolio that has a momentum bias relative to the fund's benchmark, the Russell 1000 Growth Index.

                                   (UNAUDITED)

                                                   JPMORGAN INTREPID GROWTH FUND
                                                         As of December 31, 2003

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Technology                              29.2%
Consumer Goods & Services               21.4%
Finance & Insurance                     14.1%
Pharmaceuticals                         12.4%
Industrial Products & Services          10.4%
Health Services & Systems                9.0%
Telecommunications                       2.3%
Energy                                   0.5%
Short-Term Investments                   0.3%
REITs                                    0.2%
Utilities                                0.2%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. PFIZER, INC.                 (6.1%)
 2. INTEL CORP.                  (5.3%)
 3. CISCO SYSTEMS, INC.          (3.9%)
 4. AMGEN, INC.                  (2.6%)
 5. HOME DEPOT, INC.             (2.5%)
 6. 3M CO.                       (2.1%)
 7. TEXAS INSTRUMENTS, INC.      (1.9%)
 8. APPLIED MATERIALS, INC.      (1.8%)
 9. UNITEDHEALTH GROUP, INC.     (1.7%)
10. LOWE'S COMPANIES, INC.       (1.7%)

TOP 10 EQUITY HOLDINGS COMPRISED 29.6% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($2,067,673). AS OF DECEMBER 31, 2003, THE FUND HELD 147 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

AVERAGE ANNUAL TOTAL RETURNS

                                                      SINCE INCEPTION
                                                         (2/28/03)
---------------------------------------------------------------------
Select Shares                                              36.10%

Subsequent to the inception of the Fund, through 10/01/03, the Fund did not experience any shareholder purchase and sale activity. If such shareholder activity had occurred, the Fund's performance may have been impacted.

                                   (UNAUDITED)

[CHART]

LIFE OF FUND PERFORMANCE (2/28/03 TO 12/31/03)

             JPMORGAN INTREPID GROWTH FUND (SELECT SHARES)   RUSSELL 1000 GROWTH INDEX   LIPPER LARGE-CAP VALUE FUNDS INDEX
 2/28/2003                                  $    1,000,000              $    1,000,000                       $    1,000,000
 3/31/2003                                  $    1,014,000              $    1,018,600                       $      999,400
 4/30/2003                                  $    1,069,364              $    1,093,875                       $    1,083,749
 5/31/2003                                  $    1,134,061              $    1,148,459                       $    1,150,508
 6/30/2003                                  $    1,142,113              $    1,164,308                       $    1,163,624
 7/31/2003                                  $    1,174,092              $    1,193,299                       $    1,179,798
 8/31/2003                                  $    1,226,104              $    1,223,012                       $    1,199,737
 9/30/2003                                  $    1,212,127              $    1,209,926                       $    1,186,300
10/31/2003                                  $    1,312,854              $    1,277,924                       $    1,251,784
11/30/2003                                  $    1,342,131              $    1,291,342                       $    1,267,181
12/31/2003                                  $    1,361,015              $    1,336,022                       $    1,344,859

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of the future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 02/28/03.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan Intrepid Growth Fund, Russell 1000 Growth Index, and Lipper Large-Cap Value Funds Index from February 28, 2003 to December 31, 2003. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell 1000 Index is an unmanaged, capitalization weighted price only index, which is comprised of 1000 of the largest companies (on the basis of capitalization) in the Russell 3000 Index. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with the highest price to book ratios and highest forecasted growth values. The Lipper Large-Cap Value Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Subsequent to the inception of the Fund, through 10/01/03, the Fund did not experience any shareholder purchase and sale activity. If such shareholder activity had occurred, the Fund's performance may have been impacted.

                                   (UNAUDITED)

INTREPID INVESTOR FUND
As of December 31, 2003

Q: HOW DID THE FUND PERFORM?
A: The JPMorgan Intrepid Investor Fund, which seeks to provide long term capital appreciation from a broadly diversified portfolio of equity securities, returned 40.28% since inception on February 28, 2003 through December 31, 2003. This compares with a gain of 36.59% of the Russell 3000 Index, the fund's benchmark.

Q: WHY DID THE FUND PERFORM IN THIS WAY?
A: Amidst a backdrop of a quick end to formal war activity in Iraq, better-than-expected earnings results, substantial government tax cuts and evidence of a strong recovery, 2003 turned out to be an extraordinarily strong year for equity returns. Given this supportive backdrop, the majority of the portfolio's holdings had positive returns for the year. All of the primary factors utilized in the management of the fund performed well over the period. The further expansion of the U.S. economy and continued benefits from corporate cost cutting and increased productivity that led to earnings growth earlier in the year proved to be a catalyst for continued optimism in the financial markets during the year. This, coupled with an increase in corporate spending and a view that low inventories will lead to restocking, were key drivers behind the momentum in the markets and were key catalysts for the out performance of our momentum factors. Investors, however, seemingly learned from the recent past and still sought traditional value stocks, which are captured in our value factor. The excess performance over the period was driven by stock selection, particularly in the health care and consumer staples holdings.

Q: HOW WAS THE FUND MANAGED?
A: The JPMorgan Intrepid Investor Fund seeks to capitalize upon enduring market anomalies that are driven by persistent irrational investor behavior. This objective is met through a disciplined portfolio construction process. This process focuses on the fund's exposure to three primary factors (price momentum, earnings momentum and P/E) as well as contrarian factors (long term price momentum and long term sales growth), that the portfolio manager believes best captures the investor driven market anomalies. The construction methodology used results in a portfolio that has a value bias relative to the fund's benchmark, the Russell 3000 Index.

                                   (UNAUDITED)

JPMORGAN INTREPID INVESTOR FUND
As of December 31, 2003

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Consumer Goods & Services               25.7%
Finance & Insurance                     25.5%
Technology                              13.3%
Industrial Products & Services          12.7%
Utilities                                6.6%
Pharmaceuticals                          5.7%
Health Services & Systems                3.9%
Telecommunications                       3.6%
Energy                                   1.9%
Short-Term Investments                   1.1%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. CITIGROUP, INC.             (2.9%)
 2. BANK OF AMERICA CORP.       (1.8%)
 3. ALTRIA GROUP, INC.          (1.8%)
 4. BRISTOL-MYERS SQUIBB CO.    (1.5%)
 5. HEWLETT-PACKARD CO.         (1.4%)
 6. PLANTRONICS, INC.           (1.4%)
 7. WYETH                       (1.4%)
 8. AMERICAN EXPRESS CO.        (1.4%)
 9. FOOT LOCKER, INC.           (1.4%)
10. VALEANT PHARMACEUTICALS
    INTERNATIONAL               (1.3%)

TOP 10 EQUITY HOLDINGS COMPRISED 16.3% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($1,153,224). AS OF DECEMBER 31, 2003, THE FUND HELD 103 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

AVERAGE ANNUAL TOTAL RETURNS

                                              SINCE INCEPTION
                                                  (2/28/03)
-------------------------------------------------------------
Select Shares                                       40.28%

Subsequent to the inception of the Fund, through 10/01/03, the Fund did not experience any shareholder purchase and sale activity. If such shareholder activity had occurred, the Fund's performance may have been impacted.

                                   (UNAUDITED)

[CHART]

LIFE OF FUND PERFORMANCE (2/28/03 TO 12/31/03)

               JPMORGAN INTREPID INVESTOR FUND (SELECT SHARES)       RUSSELL 3000 INDEX      LIPPER MULTI-CAP CORE FUNDS INDEX
 2/28/2003                                      $    1,000,000           $    1,000,000                         $    1,000,000
 3/31/2003                                      $      972,700           $    1,010,500                         $    1,003,200
 4/30/2003                                      $    1,064,717           $    1,093,058                         $    1,081,249
 5/31/2003                                      $    1,164,694           $    1,159,079                         $    1,154,341
 6/30/2003                                      $    1,186,707           $    1,174,726                         $    1,171,541
 7/31/2003                                      $    1,222,071           $    1,201,627                         $    1,194,152
 8/31/2003                                      $    1,250,056           $    1,228,303                         $    1,230,812
 9/30/2003                                      $    1,239,431           $    1,214,915                         $    1,214,442
10/31/2003                                      $    1,308,715           $    1,288,417                         $    1,286,823
11/30/2003                                      $    1,336,722           $    1,306,197                         $    1,306,898
12/31/2003                                      $    1,402,770           $    1,365,891                         $    1,359,043

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of the future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 02/28/03.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan Intrepid Investor Fund, Russell 3000 Index, and Lipper Multi-Cap Core Funds Index from February 28, 2003 to December 31, 2003. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell 3000 Index is an unmanaged, capitalization weighted price only index, which is comprised of 3000 of the largest U.S. companies based on total market capitalization. The Lipper Multi-Cap Core Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Subsequent to the inception of the Fund, through 10/01/03, the Fund did not experience any shareholder purchase and sale activity. If such shareholder activity had occurred, the Fund's performance may have been impacted.

                                   (UNAUDITED)

INTREPID VALUE FUND
As of December 31, 2003

Q: HOW DID THE FUND PERFORM?
A: The JPMorgan Intrepid Value Fund, which seeks to provide long term capital appreciation from a broadly diversified portfolio of equity securities, returned 39.74% since inception on February 28, 2003 through December 31, 2003. This compares with a gain of 36.91% of the Russell 1000 Value Index, the fund's benchmark.

Q: WHY DID THE FUND PERFORM IN THIS WAY?
A: Amidst a backdrop of a quick end to formal war activity in Iraq, better-than-expected earnings results, substantial government tax cuts and evidence of a strong recovery, 2003 turned out to be an extraordinarily strong year for equity returns. Given this supportive backdrop, the majority of the portfolio's holdings had positive returns for the year. All of the primary factors utilized in the management of the fund performed well over the period. The further expansion of the U.S. economy and continued benefits from corporate cost cutting and increased productivity that led to earnings growth earlier in the year proved to be a catalyst for continued optimism in the financial markets during the year. This, coupled with an increase in corporate spending and a view that low inventories will lead to restocking, were key drivers behind the momentum in the markets and were key catalysts for the out performance of our momentum factors. Investors, however, seemingly learned from the recent past and still sought traditional value stocks, which are captured in our value factor. The excess performance over the period was driven by stock selection, particularly in the consumer discretionary and health care sectors.

Q: HOW WAS THE FUND MANAGED?
A: The JPMorgan Intrepid Value Fund seeks to capitalize upon enduring market anomalies that are driven by persistent irrational investor behavior. This objective is met through a disciplined portfolio construction process that focuses on the fund's exposure to three primary factors (price momentum, earnings momentum and P/E), which the portfolio manager believes best capture the investor driven market anomalies. The construction methodology used results in a portfolio that has a value bias relative to the fund's benchmark, the Russell 1000 Value Index.

                                   (UNAUDITED)

                                                    JPMORGAN INTREPID VALUE Fund
                                                         As of December 31, 2003

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Finance & Insurance                     44.0%
Consumer Goods & Services               18.8%
Industrial Products & Services           9.2%
Energy                                   7.5%
Utilities                                6.8%
Technology                               4.6%
Health Services and Systems              3.8%
Telecommunications                       3.5%
Short-Term Investments                   1.2%
REITs                                    0.6%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. CITIGROUP, INC.             (5.8%)
 2. WELLS FARGO & CO.           (2.9%)
 3. ALTRIA GROUP, INC.          (2.6%)
 4. HEWLETT-PACKARD CO.         (2.3%)
 5. MERRILL LYNCH & CO., INC.   (2.2%)
 6. U.S. BANCORP                (2.2%)
 7. WACHOVIA CORP.              (2.1%)
 8. MORGAN STANLEY              (2.1%)
 9. BELLSOUTH CORP.             (2.0%)
10. BANK ONE CORP.              (2.0%)

TOP 10 EQUITY HOLDINGS COMPRISED 26.2% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($1,892,178). AS OF DECEMBER 31, 2003, THE FUND HELD 146 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

AVERAGE ANNUAL TOTAL RETURNS

                                                      SINCE INCEPTION
                                                         (2/28/03)
---------------------------------------------------------------------
Select Shares                                             39.74%

Subsequent to the inception of the Fund, through 10/01/03, the Fund did not experience any shareholder purchase and sale activity. If such shareholder activity had occurred, the Fund's performance may have been impacted.

                                   (UNAUDITED)

JPMORGAN INTREPID VALUE FUND
As of December 31, 2003

[CHART]

LIFE OF FUND PERFORMANCE (2/28/03 TO 12/31/03)

             JPMORGAN INTREPID VALUE FUND (SELECT SHARES)   RUSSELL 1000 VALUE INDEX   LIPPER LARGE-CAP GROWTH FUNDS INDEX
 2/28/2003                                 $   1,000,000              $   1,000,000                        $   1,000,000
 3/31/2003                                 $   1,005,300              $   1,001,700                        $   1,018,800
 4/30/2003                                 $   1,077,279              $   1,089,850                        $   1,093,376
 5/31/2003                                 $   1,161,954              $   1,160,254                        $   1,146,952
 6/30/2003                                 $   1,179,964              $   1,174,757                        $   1,156,471
 7/31/2003                                 $   1,189,286              $   1,192,261                        $   1,190,009
 8/31/2003                                 $   1,212,715              $   1,210,860                        $   1,219,283
 9/30/2003                                 $   1,217,929              $   1,198,994                        $   1,193,312
10/31/2003                                 $   1,304,402              $   1,272,372                        $   1,265,747
11/30/2003                                 $   1,332,577              $   1,289,676                        $   1,277,771
12/31/2003                                 $   1,397,439              $   1,369,121                        $   1,313,804

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of the future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 02/28/03.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan Intrepid Value Fund, Russell 1000 Value Index, and Lipper Large-Cap Growth Funds Index from February 28, 2003 to December 31, 2003. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell 1000 Index is an unmanaged, capitalization weighted price only index, which is comprised of 1000 of the largest companies (on the basis of capitalization) in the Russell 3000 Index. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price to book ratios and lower forecasted growth values. The Lipper Large-Cap Growth Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Subsequent to the inception of the Fund, through 10/01/03, the Fund did not experience any shareholder purchase and sale activity. If such shareholder activity had occurred, the Fund's performance may have been impacted.

                                   (UNAUDITED)

JPMORGAN INTREPID ALL CAP FUND
Portfolio of Investments

As of December 31, 2003

         SHARES   ISSUER                                                                   VALUE
------------------------------------------------------------------------------------------------
          Long-Term Investments -- 97.0%

                  COMMON STOCKS -- 97.0%

                  Apparel -- 1.4%
          2,200   Nike, Inc., Class B                                            $       150,612

                  Automotive -- 4.1%
          1,000   Autoliv, Inc. (Sweden)                                                  37,650
          9,400   Ford Motor Co.                                                         150,400
          3,000   General Motors Corp.                                                   160,200
            600   Lear Corp.                                                              36,798
            500   Paccar, Inc.                                                            42,560
                                                                                 ---------------
                                                                                         427,608
                  Banking -- 8.6%
          2,600   Bank of America Corp.                                                  209,118
          1,050   Doral Financial Corp. (Puerto Rico)                                     33,894
          4,200   FleetBoston Financial Corp.                                            183,330
          1,000   New York Community Bancorp, Inc.                                        38,050
          1,500   Sovereign Bancorp, Inc.                                                 35,625
          6,600   U.S. Bancorp                                                           196,548
          4,300   Wachovia Corp.                                                         200,337
                                                                                 ---------------
                                                                                         896,902
                  Biotechnology -- 2.0%
          2,800   Amgen, Inc. *                                                          173,040
            500   Invitrogen Corp. *                                                      35,000
                                                                                 ---------------
                                                                                         208,040
                  Broadcasting/Cable -- 1.2%
          3,600   EchoStar Communications Corp., Class A *                               122,400

                  Business Services -- 1.5%
          7,200   Cendant Corp. *                                                        160,344

                  Computer Software -- 0.3%
            700   Electronic Arts, Inc. *                                                 33,446

                  Computers/Computer Hardware -- 3.3%
          5,200   Dell, Inc. *                                                           176,592
          7,500   Hewlett-Packard Co.                                                    172,275
                                                                                 ---------------
                                                                                         348,867
                  Construction -- 1.9%
            400   Centex Corp.                                                            43,060
            400   Hovnanian Enterprises, Inc., Class A *                                  34,824
            100   NVR, Inc. *                                                             46,600
            400   Pulte Homes, Inc.                                                       37,448
            400   Ryland Group, Inc.                                                      35,456
                                                                                 ---------------
                                                                                         197,388
                  Construction Materials -- 1.2%
          4,400   Masco Corp.                                                            120,604

                  Consumer Products -- 3.0%
          3,500   Altria Group, Inc.                                                     190,470
          1,900   Avon Products, Inc.                                                    128,231
                                                                                 ---------------
                                                                                         318,701

                       See notes to financial statements.

         SHARES   ISSUER                                                                   VALUE
------------------------------------------------------------------------------------------------
          Long-Term Investments -- Continued

                  Consumer Services -- 0.3%
          1,050   Rent-A-Center, Inc. *                                          $        31,374

                  Electronics/Electrical Equipment -- 0.6%
          1,100   Jabil Circuit, Inc. *                                                   31,130
            500   SanDisk Corp. *                                                         30,570
                                                                                 ---------------
                                                                                          61,700
                  Entertainment/Leisure -- 0.7%
          1,000   International Game Technology                                           35,700
          1,200   Station Casinos, Inc.                                                   36,756
                                                                                 ---------------
                                                                                          72,456
                  Financial Services -- 16.1%
          2,400   Capital One Financial Corp.                                            147,096
          8,100   Citigroup, Inc.                                                        393,173
            533   Countrywide Financial Corp.                                             40,428
          3,400   E*TRADE Financial Corp. *                                               43,010
          2,500   Freddie Mac                                                            145,800
          1,700   Friedman, Billings, Ramsey Group, Inc., Class A                         39,236
          1,500   Golden West Financial Corp.                                            154,785
          2,100   Lehman Brothers Holdings, Inc.                                         162,162
          6,700   MBNA Corp.                                                             166,495
          3,300   Merrill Lynch & Co., Inc.                                              193,545
          2,900   Providian Financial Corp. *                                             33,756
          3,800   Prudential Financial, Inc.                                             158,726
                                                                                 ---------------
                                                                                       1,678,212
                  Health Care/Health Care Services -- 8.4%
            600   Aetna, Inc.                                                             40,548
          2,000   Anthem, Inc. *                                                         150,000
          4,600   Boston Scientific Corp. *                                              169,096
            600   Coventry Health Care, Inc. *                                            38,694
          1,100   Health Net, Inc. *                                                      35,970
            600   Mid Atlantic Medical Services, Inc. *                                   38,880
            900   Omnicare, Inc.                                                          36,351
            700   PacifiCare Health Systems *                                             47,320
          2,900   UnitedHealth Group, Inc.                                               168,722
          1,600   WellPoint Health Networks, Inc. *                                      155,184
                                                                                 ---------------
                                                                                         880,765
                  Insurance -- 6.5%
          2,200   Chubb Corp.                                                            149,820
          1,200   First American Corp.                                                    35,724
          1,000   HCC Insurance Holdings, Inc.                                            31,800
          1,700   Odyssey Re Holdings Corp.                                               38,335
          3,500   Principal Financial Group, Inc.                                        115,745
          1,800   The Progressive Corp.                                                  150,462
          7,500   Travelers Property Casualty Corp., Class B                             127,275
            950   W.R. Berkley Corp.                                                      33,203
                                                                                 ---------------
                                                                                         682,364
                  Internet Services/Software -- 0.4%
          2,700   Ameritrade Holding Corp. *                                              37,989

                       See notes to financial statements.

         SHARES   ISSUER                                                                   VALUE
------------------------------------------------------------------------------------------------
          Long-Term Investments -- Continued

                  Machinery & Engineering Equipment -- 2.4%
          1,600   Caterpillar, Inc.                                              $       132,832
          1,900   Deere & Co.                                                            123,595
                                                                                 ---------------
                                                                                         256,427
                  Manufacturing -- 2.7%
          1,900   3M Co.                                                                 161,557
          1,300   Danaher Corp.                                                          119,275
                                                                                 ---------------
                                                                                         280,832
                  Metals/Mining -- 1.9%
          4,300   Alcoa, Inc.                                                            163,400
            900   Freeport-McMoRan Copper & Gold, Inc., Class B                           37,917
                                                                                 ---------------
                                                                                         201,317
                  Multi-Media -- 1.1%
          4,000   Fox Entertainment Group, Inc., Class A *                               116,600

                  Oil & Gas -- 4.5%
          2,300   ConocoPhillips                                                         150,811
          2,200   Devon Energy Corp.                                                     125,972
          3,600   Occidental Petroleum Corp.                                             152,064
          1,500   XTO Energy, Inc.                                                        42,450
                                                                                 ---------------
                                                                                         471,297
                  Packaging -- 0.3%
            600   Ball Corp.                                                              35,742

                  Pharmaceuticals -- 1.8%
            500   Barr Laboratories, Inc. *                                               38,475
          1,700   Ivax Corp. *                                                            40,596
          1,400   Mylan Laboratories, Inc.                                                35,364
            500   Pharmaceutical Resources, Inc. *                                        32,575
            800   Watson Pharmaceuticals, Inc. *                                          36,800
                                                                                 ---------------
                                                                                         183,810
                  Retailing -- 7.7%
            400   Advance Auto Parts, Inc. *                                              32,560
          2,300   Best Buy Co., Inc.                                                     120,152
          1,800   Claire's Stores, Inc.                                                   33,912
          4,400   CVS Corp.                                                              158,928
          6,900   Kroger Co. *                                                           127,719
          3,300   Lowe's Companies, Inc.                                                 182,787
          6,500   The Gap, Inc.                                                          150,865
                                                                                 ---------------
                                                                                         806,923
                  Semi-Conductors -- 4.1%
         12,100   Intel Corp.                                                            389,620
          1,000   National Semiconductor Corp. *                                          39,410
                                                                                 ---------------
                                                                                         429,030
                  Shipping/Transportation -- 1.4%
          1,900   United Parcel Service, Inc., Class B                                   141,645

                  Telecommunications -- 3.8%
          1,800   Interdigital Communications Corp. *                                     37,152
          6,100   Nextel Communications, Inc., Class A *                                 171,166
          7,300   Sprint Corp. - FON Group                                               119,866

                       See notes to financial statements.

         SHARES   ISSUER                                                                   VALUE
------------------------------------------------------------------------------------------------
          Long-Term Investments -- Continued

                  Telecommunications -- Continued
          1,000   Utstarcom, Inc. *                                              $        37,070
          1,400   West Corp. *                                                            32,522
                                                                                 ---------------
                                                                                         397,776
                  Toys & Games -- 0.7%
          1,700   Hasbro, Inc.                                                            36,176
          1,300   Marvel Enterprises, Inc. *                                              37,843
                                                                                 ---------------
                                                                                          74,019
                  Utilities -- 3.1%
          2,000   Dominion Resources, Inc.                                               127,660
          1,900   Edison International                                                    41,667
          2,400   Exelon Corp.                                                           159,264
                                                                                 ---------------
                                                                                         328,591
------------------------------------------------------------------------------------------------
                  Total Common Stocks                                                 10,153,781
                  (Cost $9,046,369)
------------------------------------------------------------------------------------------------
          Short-Term Investment -- 3.0%

                  MONEY MARKET FUND -- 3.0%

        315,137   JPMorgan Prime Money Market Fund (a)                                   315,137
                  (Cost $315,137)
------------------------------------------------------------------------------------------------
                  Total Investments -- 100.0%                                    $    10,468,918
                  (Cost $9,361,506)
------------------------------------------------------------------------------------------------

                       See notes to financial statements.

JPMORGAN INTREPID GROWTH FUND
Portfolio of Investments

As of December 31, 2003

         SHARES   ISSUER                                                                   VALUE
------------------------------------------------------------------------------------------------
          Long-Term Investments -- 99.7%

                  COMMON STOCKS -- 99.7%

                  Aerospace -- 1.5%
            400   United Defense Industries, Inc. *                              $        12,752
          1,000   United Technologies Corp.                                               94,770
                                                                                 ---------------
                                                                                         107,522
                  Apparel -- 2.1%
            500   Coach, Inc. *                                                           18,875
            300   Columbia Sportswear Co. *                                               16,350
          1,200   Nike, Inc., Class B                                                     82,152
            400   Reebok International LTD                                                15,728
            300   Timberland Co., Class A *                                               15,621
                                                                                 ---------------
                                                                                         148,726
                  Automotive -- 0.3%
            500   Autoliv, Inc. (Sweden)                                                  18,825

                  Banking -- 2.3%
            450   Doral Financial Corp. (Puerto Rico)                                     14,526
            400   First BanCorp (Puerto Rico)                                             15,820
            500   IndyMac Bancorp, Inc.                                                   14,895
            433   New York Community Bancorp, Inc.                                        16,476
            300   Popular, Inc. (Puerto Rico)                                             13,482
          1,400   Wells Fargo & Co.                                                       82,446
                                                                                 ---------------
                                                                                         157,645
                  Biotechnology -- 5.3%
          2,900   Amgen, Inc. *                                                          179,220
          1,000   Genentech, Inc. *                                                       93,570
          1,600   Genzyme Corp. *                                                         78,944
            300   Invitrogen Corp. *                                                      21,000
                                                                                 ---------------
                                                                                         372,734
                  Broadcasting/Cable -- 1.2%
          2,400   EchoStar Communications Corp., Class A *                                81,600

                  Business Services -- 1.2%
          3,300   Cendant Corp. *                                                         73,491
            300   Cognizant Technology Solutions Corp. *                                  13,692
                                                                                 ---------------
                                                                                          87,183
                  Computer Networks -- 4.9%
            400   Avocent Corp. *                                                         14,608
         11,300   Cisco Systems, Inc. *                                                  274,477
            700   Foundry Networks, Inc. *                                                19,152
            900   Juniper Networks, Inc. *                                                16,812
            700   Network Appliance, Inc. *                                               14,371
                                                                                 ---------------
                                                                                         339,420
                  Computer Software -- 3.1%
          3,200   Computer Associates International, Inc.                                 87,488
            400   Electronic Arts, Inc. *                                                 19,112
          2,200   Novell, Inc. *                                                          23,144
            473   PeopleSoft, Inc. *                                                      10,784
          2,100   VERITAS Software Corp. *                                                78,036
                                                                                 ---------------
                                                                                         218,564

                       See notes to financial statements.

         SHARES   ISSUER                                                                   VALUE
------------------------------------------------------------------------------------------------
          Long-Term Investments -- Continued

                  Computers/Computer Hardware -- 2.0%
          8,600   EMC Corp. *                                                    $       111,112
          1,400   Maxtor Corp. *                                                          15,540
          1,000   Western Digital Corp. *                                                 11,790
                                                                                 ---------------
                                                                                         138,442
                  Construction -- 1.4%
            200   Centex Corp.                                                            21,530
            400   D.R. Horton, Inc.                                                       17,304
            200   Hovnanian Enterprises, Inc., Class A *                                  17,412
            200   Lennar Corp., Class A                                                   19,200
             50   NVR, Inc. *                                                             23,300
                                                                                 ---------------
                                                                                          98,746
                  Construction Materials -- 1.0%
          2,600   Masco Corp.                                                             71,266

                  Consumer Products -- 2.7%
          2,000   Altria Group, Inc.                                                     108,840
          1,000   Avon Products, Inc.                                                     67,490
            200   Harman International Industries, Inc.                                   14,796
                                                                                 ---------------
                                                                                         191,126
                  Consumer Services -- 1.1%
            300   Career Education Corp. *                                                12,021
            300   Corinthian Colleges, Inc. *                                             16,668
            600   Education Management Corp. *                                            18,624
            300   ITT Educational Services, Inc. *                                        14,091
            500   Rent-A-Center, Inc. *                                                   14,940
                                                                                 ---------------
                                                                                          76,344
                  Electronics/Electrical Equipment -- 1.4%
            300   Amphenol Corp., Class A *                                               19,179
            400   Fisher Scientific International *                                       16,548
            900   PerkinElmer, Inc.                                                       15,363
            200   SanDisk Corp. *                                                         12,228
          1,200   Sanmina-SCI Corp. *                                                     15,132
          1,100   Symbol Technologies, Inc.                                               18,579
                                                                                 ---------------
                                                                                          97,029
                  Entertainment/Leisure -- 0.5%
            500   International Game Technology                                           17,850
            600   Station Casinos, Inc.                                                   18,378
                                                                                 ---------------
                                                                                          36,228
                  Financial Services -- 8.1%
          2,100   American Express Co.                                                   101,283
          1,200   Capital One Financial Corp.                                             73,548
          1,500   E*TRADE Financial Corp. *                                               18,975
            800   Friedman, Billings, Ramsey Group, Inc., Class A                         18,464
            300   H & R Block, Inc.                                                       16,611
            200   Legg Mason, Inc.                                                        15,436
          3,600   MBNA Corp.                                                              89,460
          1,000   Morgan Stanley                                                          57,870
          1,500   Providian Financial Corp. *                                             17,460
          1,800   SLM Corp.                                                               67,824
            400   T. Rowe Price Group, Inc.                                               18,964
          6,200   The Charles Schwab Corp.                                                73,408
                                                                                 ---------------
                                                                                         569,303

                       See notes to financial statements.

         SHARES   ISSUER                                                                   VALUE
------------------------------------------------------------------------------------------------
          Long-Term Investments -- Continued

                  Food/Beverage Products -- 0.2%
            500   Constellation Brands, Inc., Class A *                          $        16,465

                  Health Care/Health Care Services -- 8.9%
            300   Aetna, Inc.                                                             20,274
          2,700   Boston Scientific Corp. *                                               99,252
            300   Coventry Health Care, Inc. *                                            19,347
            400   DaVita, Inc. *                                                          15,600
          1,700   Guidant Corp.                                                          102,340
            500   Health Net, Inc. *                                                      16,350
            400   Lincare Holdings, Inc. *                                                12,012
            200   Mid Atlantic Medical Services, Inc. *                                   12,960
            400   Omnicare, Inc.                                                          16,156
          1,000   Stryker Corp.                                                           85,010
          2,100   UnitedHealth Group, Inc.                                               122,178
            500   WellChoice, Inc. *                                                      17,250
            900   WellPoint Health Networks, Inc. *                                       87,291
                                                                                 ---------------
                                                                                         626,020
                  Insurance -- 3.7%
          2,200   AFLAC, Inc.                                                             79,596
            200   AMBAC Financial Group, Inc.                                             13,878
            500   HCC Insurance Holdings, Inc.                                            15,900
            100   Markel Corp. *                                                          25,351
          1,100   The Progressive Corp.                                                   91,949
            200   Transatlantic Holdings, Inc.                                            16,160
            500   W.R. Berkley Corp.                                                      17,475
                                                                                 ---------------
                                                                                         260,309
                  Internet Services/Software -- 1.9%
          1,300   Ameritrade Holding Corp. *                                              18,291
            400   Symantec Corp. *                                                        13,860
          2,200   Yahoo!, Inc. *                                                          99,374
                                                                                 ---------------
                                                                                         131,525
                  Manufacturing -- 3.2%
          1,700   3M Co.                                                                 144,551
            900   Danaher Corp.                                                           82,575
                                                                                 ---------------
                                                                                         227,126
                  Metals/Mining -- 1.8%
            400   Freeport-McMoRan Copper & Gold, Inc., Class B                           16,852
          1,800   Newmont Mining Corp.                                                    87,498
            500   Southern Peru Copper Corp.                                              23,580
                                                                                 ---------------
                                                                                         127,930
                  Multi-Media -- 2.1%
          2,200   Fox Entertainment Group, Inc., Class A *                                64,130
          3,400   The Walt Disney Co.                                                     79,322
                                                                                 ---------------
                                                                                         143,452
                  Office/Business Equipment -- 0.2%
            300   HON Industries, Inc.                                                    12,996

                  Oil & Gas -- 0.5%
          1,100   Chesapeake Energy Corp.                                                 14,938
            700   XTO Energy, Inc.                                                        19,810
                                                                                 ---------------
                                                                                          34,748

                       See notes to financial statements.

         SHARES   ISSUER                                                                   VALUE
------------------------------------------------------------------------------------------------
          Long-Term Investments -- Continued

                  Packaging -- 0.2%
            200   Sealed Air Corp. *                                             $        10,828

                  Pharmaceuticals -- 7.1%
            300   AdvancePCS, Inc. *                                                      15,798
            600   American Pharmaceutical Partners, Inc. *                                20,160
            400   Eon Labs, Inc. *                                                        20,380
         12,100   Pfizer, Inc.                                                           427,493
            200   Pharmaceutical Resources, Inc. *                                        13,030
                                                                                 ---------------
                                                                                         496,861
                  Real Estate Investment Trust -- 0.2%
            300   The Mills Corp.                                                         13,200

                  Restaurants/Food Services -- 0.5%
            400   CBRL Group, Inc.                                                        15,304
            600   Ruby Tuesday, Inc.                                                      17,094
                                                                                 ---------------
                                                                                          32,398
                  Retailing -- 10.4%
            200   Advance Auto Parts, Inc. *                                              16,280
          1,500   Amazon.com, Inc. *                                                      78,960
          1,900   Bed Bath & Beyond, Inc. *                                               82,365
          1,700   Best Buy Co., Inc.                                                      88,808
            400   Chico's FAS, Inc. *                                                     14,780
            800   Claire's Stores, Inc.                                                   15,072
          5,000   Home Depot, Inc.                                                       177,450
          2,100   Lowe's Companies, Inc.                                                 116,319
            500   MSC Industrial Direct Co., Class A                                      13,750
          2,600   Rite Aid Corp. *                                                        15,704
            600   Staples, Inc. *                                                         16,380
          3,900   The Gap, Inc.                                                           90,519
                                                                                 ---------------
                                                                                         726,387
                  Semi-Conductors -- 12.9%
          1,800   Analog Devices, Inc.                                                    82,170
          5,500   Applied Materials, Inc. *                                              123,475
            500   Broadcom Corp., Class A *                                               17,045
            600   Cypress Semiconductor Corp. *                                           12,816
            600   Fairchild Semiconductor International, Inc. *                           14,982
         11,500   Intel Corp.                                                            370,300
            300   International Rectifier Corp. *                                         14,823
            500   Lam Research Corp. *                                                    16,150
          2,100   Linear Technology Corp.                                                 88,347
            400   National Semiconductor Corp. *                                          15,764
            300   Silicon Laboratories, Inc. *                                            12,966
          4,500   Texas Instruments, Inc.                                                132,210
                                                                                 ---------------
                                                                                         901,048
                  Shipping/Transportation -- 1.0%
          1,000   FedEx Corp.                                                             67,500

                  Telecommunications -- 2.3%
            600   Adtran, Inc.                                                            18,600
          3,800   Nextel Communications, Inc., Class A *                                 106,628
            500   Utstarcom, Inc. *                                                       18,535
            700   West Corp. *                                                            16,261
                                                                                 ---------------
                                                                                         160,024

                       See notes to financial statements.

         SHARES   ISSUER                                                                   VALUE
------------------------------------------------------------------------------------------------
          Long-Term Investments -- Continued

                  Telecommunications Equipment -- 1.9%
            900   Comverse Technology, Inc. *                                    $        15,831
          1,100   Corning, Inc. *                                                         11,473
          6,500   Motorola, Inc.                                                          91,455
            700   Polycom, Inc. *                                                         13,664
                                                                                 ---------------
                                                                                         132,423
                  Toys & Games -- 0.2%
            500   Marvel Enterprises, Inc. *                                              14,555

                  Transportation -- 0.2%
            600   JB Hunt Transport Services, Inc. *                                      16,206

                  Utilities -- 0.2%
          1,500   The AES Corp. *                                                         14,160
------------------------------------------------------------------------------------------------
                  Total Common Stocks                                                  6,976,864
                  (Cost $5,916,496)
------------------------------------------------------------------------------------------------
          Short-Term Investment -- 0.3%

                  MONEY MARKET FUND -- 0.3%

         19,948   JPMorgan Prime Money Market Fund (a)                                    19,948
                  (Cost $19,948)
------------------------------------------------------------------------------------------------
                  Total Investments -- 100.0%                                    $     6,996,812
                  (Cost $5,936,444)
------------------------------------------------------------------------------------------------

                       See notes to financial statements.

JPMORGAN INTREPID INVESTOR FUND
Portfolio of Investments

As of December 31, 2003

         SHARES   ISSUER                                                                   VALUE
------------------------------------------------------------------------------------------------
          Long-Term Investments -- 98.9%

                  COMMON STOCKS -- 98.9%

                  Advertising -- 0.9%
          2,100   ADVO, Inc.                                                     $        66,696

                  Agricultural Production/Services -- 0.9%
          2,100   Monsanto Co.                                                            60,438

                  Apparel -- 0.7%
          1,200   VF Corp.                                                                51,888

                  Appliances & Household Durables -- 0.8%
          7,800   Jacuzzi Brands, Inc. *                                                  55,302

                  Automotive -- 4.9%
          1,900   Autoliv, Inc. (Sweden)                                                  71,535
          1,200   Bandag, Inc.                                                            49,440
          5,600   Delphi Corp.                                                            57,176
          5,700   Ford Motor Co.                                                          91,200
          1,500   General Motors Corp.                                                    80,100
                                                                                 ---------------
                                                                                         349,451
                  Banking -- 12.0%
          2,300   AmSouth Bancorp                                                         56,350
          1,600   Bank of America Corp.                                                  128,688
          1,600   Chittenden Corp.                                                        53,824
          2,100   FleetBoston Financial Corp.                                             91,665
          1,300   Hudson United Bancorp                                                   48,035
          1,600   Marshall & Ilsley Corp.                                                 61,200
          1,900   Provident Bankshares Corp.                                              55,936
          3,850   Republic Bancorp, Inc.                                                  51,937
          3,700   Republic Bancorp, Inc., Class A                                         72,298
          2,800   U.S. Bancorp                                                            83,384
          1,100   UnionBanCal Corp.                                                       63,294
          2,000   Wachovia Corp.                                                          93,180
                                                                                 ---------------
                                                                                         859,791
                  Biotechnology -- 0.8%
          3,300   Enzo Biochem, Inc. *                                                    59,103

                  Business Services -- 2.8%
          3,600   American Management Systems, Inc. *                                     54,252
          1,600   Computer Sciences Corp. *                                               70,768
          3,000   IMS Health, Inc.                                                        74,580
                                                                                 ---------------
                                                                                         199,600
                  Chemicals -- 3.9%
          1,500   Cytec Industries, Inc. *                                                57,585
          2,800   FMC Corp. *                                                             95,564
          4,500   Hercules, Inc. *                                                        54,900
          1,900   MacDermid, Inc.                                                         65,056
                                                                                 ---------------
                                                                                         273,105
                  Computer Networks -- 1.6%
          2,300   Anixter International, Inc. *                                           59,524
          1,200   Black Box Corp.                                                         55,284
                                                                                 ---------------
                                                                                         114,808

                       See notes to financial statements.

         SHARES   ISSUER                                                                   VALUE
------------------------------------------------------------------------------------------------
          Long-Term Investments -- Continued

                  Computer Software -- 2.7%
          4,100   Mentor Graphics Corp. *                                        $        59,614
          2,900   Sybase, Inc. *                                                          59,682
          4,800   Unisys Corp. *                                                          71,280
                                                                                 ---------------
                                                                                         190,576
                  Computers/Computer Hardware -- 3.2%
          4,400   Hewlett-Packard Co.                                                    101,068
          3,700   Ingram Micro, Inc., Class A *                                           58,830
          5,900   Maxtor Corp. *                                                          65,490
                                                                                 ---------------
                                                                                         225,388
                  Construction Materials -- 0.9%
          1,300   Martin Marietta Materials, Inc.                                         61,061

                  Consumer Products -- 5.0%
          2,300   Altria Group, Inc.                                                     125,166
          2,200   American Greetings Corp., Class A *                                     48,114
          1,200   Black & Decker Corp.                                                    59,184
          1,300   R.J. Reynolds Tobacco Holdings, Inc.                                    75,595
          1,100   Universal Corp.                                                         48,587
                                                                                 ---------------
                                                                                         356,646
                  Diversified -- 1.0%
          1,200   Textron, Inc.                                                           68,472

                  Electronics/Electrical Equipment -- 0.9%
          1,500   Fisher Scientific International *                                       62,055

                  Entertainment/Leisure -- 1.5%
          2,300   Aztar Corp. *                                                           51,750
          3,400   Callaway Golf Co.                                                       57,290
                                                                                 ---------------
                                                                                         109,040
                  Financial Services -- 10.9%
          2,000   American Express Co.                                                    96,460
          4,300   Citigroup, Inc.                                                        208,722
          2,800   CompuCredit Corp. *                                                     59,584
          5,000   E*TRADE Financial Corp. *                                               63,250
            700   Goldman Sachs Group, Inc.                                               69,111
          1,400   Merrill Lynch & Co., Inc.                                               82,110
          1,500   Morgan Stanley                                                          86,805
          4,900   Providian Financial Corp. *                                             57,036
            600   The Bear Stearns Co., Inc.                                              47,970
                                                                                 ---------------
                                                                                         771,048
                  Food/Beverage Products -- 3.5%
          4,700   Del Monte Foods Co. *                                                   48,880
          1,400   H.J. Heinz Co.                                                          51,002
          3,400   Ruddick Corp.                                                           60,860
          3,000   Supervalu, Inc.                                                         85,770
                                                                                 ---------------
                                                                                         246,512
                  Health Care/Health Care Services -- 3.9%
          1,100   Aetna, Inc.                                                             74,338
          1,100   CIGNA Corp.                                                             63,250
          2,800   Humana, Inc. *                                                          63,980
          1,100   PacifiCare Health Systems *                                             74,360
                                                                                 ---------------
                                                                                         275,928

                       See notes to financial statements.

         SHARES   ISSUER                                                                   VALUE
------------------------------------------------------------------------------------------------
          Long-Term Investments -- Continued

                  Insurance -- 2.5%
          1,700   John Hancock Financial Services, Inc.                          $        63,750
          1,100   Kansas City Life Insurance Co.                                          50,820
          1,600   St. Paul Companies, Inc.                                                63,440
                                                                                 ---------------
                                                                                         178,010
                  Manufacturing -- 1.6%
          2,000   Crane Co.                                                               61,480
          1,200   Pentair, Inc.                                                           54,840
                                                                                 ---------------
                                                                                         116,320
                  Metals/Mining -- 1.0%
          1,500   Precision Castparts Corp.                                               68,115

                  Office/Business Equipment -- 1.8%
          1,300   United Stationers, Inc. *                                               53,196
          5,600   Xerox Corp. *                                                           77,280
                                                                                 ---------------
                                                                                         130,476
                  Oil & Gas -- 1.9%
          2,000   Marathon Oil Corp.                                                      66,180
          1,700   Occidental Petroleum Corp.                                              71,808
                                                                                 ---------------
                                                                                         137,988
                  Paper/Forest Products -- 1.0%
          2,200   Georgia-Pacific Corp.                                                   67,474

                  Pharmaceuticals -- 4.9%
          3,700   Bristol-Myers Squibb Co.                                               105,820
          3,200   Tanox, Inc. *                                                           47,520
          3,800   Valeant Pharmaceuticals International                                   95,570
          2,300   Wyeth                                                                   97,635
                                                                                 ---------------
                                                                                         346,545
                  Printing & Publishing -- 0.9%
          2,100   R.R. Donnelley & Sons Co.                                               63,315

                  Restaurants/Food Services -- 0.8%
          2,400   McDonald's Corp.                                                        59,592

                  Retailing -- 6.6%
          1,300   Federated Department Stores, Inc.                                       61,269
          4,100   Foot Locker, Inc.                                                       96,145
          3,600   Kroger Co. *                                                            66,636
          2,500   Men's Wearhouse, Inc. *                                                 62,525
          2,300   RadioShack Corp.                                                        70,564
          1,200   Sears, Roebuck & Co.                                                    54,588
          4,200   Toys "R" Us, Inc. *                                                     53,088
                                                                                 ---------------
                                                                                         464,815
                  Semi-Conductors -- 0.7%
          8,500   GlobespanVirata, Inc. *                                                 49,980

                  Shipping/Transportation -- 0.8%
          1,600   Ryder System, Inc.                                                      54,640

                  Telecommunications -- 3.6%
          3,200   BellSouth Corp.                                                         90,560

                       See notes to financial statements.

         SHARES   ISSUER                                                                   VALUE
------------------------------------------------------------------------------------------------
          Long-Term Investments -- Continued

                  Telecommunications -- Continued
         10,100   Cincinnati Bell, Inc. *                                        $        51,005
          2,100   Scientific-Atlanta, Inc.                                                57,330
          3,500   Sprint Corp. - FON Group                                                57,470
                                                                                 ---------------
                                                                                         256,365
                  Telecommunications Equipment -- 1.4%
          3,000   Plantronics, Inc. *                                                     97,950

                  Utilities -- 6.6%
          1,700   Constellation Energy Group, Inc.                                        66,572
          3,200   DPL, Inc.                                                               66,816
          2,700   Edison International                                                    59,211
          1,000   Entergy Corp.                                                           57,130
          2,900   NiSource, Inc.                                                          63,626
          1,800   PNM Resources, Inc.                                                     50,580
          1,900   Puget Energy, Inc.                                                      45,163
          1,900   Sempra Energy                                                           57,114
                                                                                 ---------------
                                                                                         466,212
------------------------------------------------------------------------------------------------
                  Total Common Stocks                                                  7,014,705
                  (Cost $5,357,791)
------------------------------------------------------------------------------------------------
          Short-Term Investment -- 1.1%

                  MONEY MARKET FUND -- 1.1%

         78,823   JPMorgan Prime Money Market Fund (a)                                    78,823
                  (Cost $78,823)
------------------------------------------------------------------------------------------------
                  Total Investments -- 100.0%                                    $     7,093,528
                  (Cost $5,436,614)
------------------------------------------------------------------------------------------------

                              See notes to financial statements.

     JPMORGAN INTREPID VALUE FUND
     Portfolio of Investments

As of December 31, 2003

         SHARES   ISSUER                                                                   VALUE
------------------------------------------------------------------------------------------------
          Long-Term Investments -- 98.8%

                  COMMON STOCKS -- 98.8%

                  Aerospace -- 3.0%
          1,100   General Dynamics Corp.                                         $        99,429
          1,200   United Technologies Corp.                                              113,724
                                                                                 ---------------
                                                                                         213,153
                  Apparel -- 0.8%
            400   Jones Apparel Group, Inc.                                               14,092
            500   Polo Ralph Lauren Corp.                                                 14,400
            400   Reebok International LTD                                                15,728
            300   VF Corp.                                                                12,972
                                                                                 ---------------
                                                                                          57,192
                  Appliances & Household Durables -- 0.2%
            200   Whirlpool Corp.                                                         14,530

                  Automotive -- 4.7%
            400   American Axle & Manufacturing Holdings, Inc. *                          16,168
            400   Autoliv, Inc. (Sweden)                                                  15,060
            200   BorgWarner, Inc.                                                        17,014
            800   Dana Corp.                                                              14,680
          8,100   Ford Motor Co.                                                         129,600
          2,300   General Motors Corp.                                                   122,820
            100   Johnson Controls, Inc.                                                  11,612
            200   Lear Corp.                                                              12,266
                                                                                 ---------------
                                                                                         339,220
                  Banking -- 13.4%
            400   Bank of Hawaii Corp.                                                    16,880
          3,200   Bank One Corp.                                                         145,888
            300   First BanCorp (Puerto Rico)                                             11,865
            400   First Tennessee National Corp.                                          17,640
          3,300   FleetBoston Financial Corp.                                            144,045
            400   Independence Community Bank Corp.                                       14,388
            400   New York Community Bancorp, Inc.                                        15,220
            300   Popular, Inc. (Puerto Rico)                                             13,482
            500   Sky Financial Group, Inc.                                               12,970
            500   SouthTrust Corp.                                                        16,365
            700   Sovereign Bancorp, Inc.                                                 16,625
          5,200   U.S. Bancorp                                                           154,856
            300   UnionBanCal Corp.                                                       17,262
          3,300   Wachovia Corp.                                                         153,747
          3,500   Wells Fargo & Co.                                                      206,115
            200   Zions Bancorporation                                                    12,266
                                                                                 ---------------
                                                                                         969,614
                  Business Services -- 1.7%
          4,800   Cendant Corp. *                                                        106,896
            300   Deluxe Corp.                                                            12,399
                                                                                 ---------------
                                                                                         119,295
                  Chemicals -- 0.2%
            400   Cytec Industries, Inc. *                                                15,356

                  Computer Software -- 0.2%
          1,000   Unisys Corp. *                                                          14,850

                       See notes to financial statements.

         SHARES   ISSUER                                                                   VALUE
------------------------------------------------------------------------------------------------
          Long-Term Investments -- Continued

                  Computers/Computer Hardware -- 2.5%
          7,300   Hewlett-Packard Co.                                            $       167,681
          1,400   Maxtor Corp. *                                                          15,540
                                                                                 ---------------
                                                                                         183,221
                  Construction -- 1.7%
            100   Centex Corp.                                                            10,765
            400   D.R. Horton, Inc.                                                       17,304
            200   Hovnanian Enterprises, Inc., Class A *                                  17,412
            200   KB Home                                                                 14,504
            100   Lennar Corp., Class A                                                    9,600
            200   MDC Holdings, Inc.                                                      12,900
            100   Pulte Homes, Inc.                                                        9,362
            200   Ryland Group, Inc.                                                      17,728
            400   Toll Brothers, Inc. *                                                   15,904
                                                                                 ---------------
                                                                                         125,479
                  Construction Materials -- 1.2%
          3,100   Masco Corp.                                                             84,971

                  Consumer Products -- 2.6%
          3,500   Altria Group, Inc.                                                     190,470

                  Consumer Services -- 0.4%
            400   Regis Corp.                                                             15,808
            450   Rent-A-Center, Inc. *                                                   13,446
                                                                                 ---------------
                                                                                          29,254
                  Electronics/Electrical Equipment -- 0.2%
            400   Energizer Holdings, Inc. *                                              15,024

                  Entertainment/Leisure -- 0.4%
            500   Brunswick Corp.                                                         15,915
            300   GTECH Holdings Corp.                                                    14,847
                                                                                 ---------------
                                                                                          30,762
                  Financial Services -- 21.6%
          1,500   Capital One Financial Corp.                                             91,935
            500   CIT Group, Inc.                                                         17,975
          8,600   Citigroup, Inc.                                                        417,444
            133   Countrywide Financial Corp.                                             10,088
          1,500   E*TRADE Financial Corp. *                                               18,975
          2,100   Freddie Mac                                                            122,472
            800   Friedman, Billings, Ramsey Group, Inc., Class A                         18,464
            900   Golden West Financial Corp.                                             92,871
          1,400   Lehman Brothers Holdings, Inc.                                         108,108
          3,300   MBNA Corp.                                                              82,005
          2,700   Merrill Lynch & Co., Inc.                                              158,355
          2,600   Morgan Stanley                                                         150,462
          1,500   Providian Financial Corp. *                                             17,460
          2,700   Prudential Financial, Inc.                                             112,779
          3,400   Washington Mutual, Inc.                                                136,408
                                                                                 ---------------
                                                                                       1,555,801
                  Food/Beverage Products -- 3.2%
            500   Constellation Brands, Inc., Class A *                                   16,465
          2,300   H.J. Heinz Co.                                                          83,789

                       See notes to financial statements.

         SHARES   ISSUER                                                                   VALUE
------------------------------------------------------------------------------------------------
          Long-Term Investments -- Continued

                  Food/Beverage Products -- Continued
          4,200   Sara Lee Corp.                                                 $        91,182
            600   Smithfield Foods, Inc. *                                                12,420
            500   Supervalu, Inc.                                                         14,295
          1,100   Tyson Foods, Inc., Class A                                              14,564
                                                                                 ---------------
                                                                                         232,715
                  Health Care/Health Care Services -- 3.8%
            200   Aetna, Inc.                                                             13,516
          1,100   Anthem, Inc. *                                                          82,500
            200   CIGNA Corp.                                                             11,500
            500   Health Net, Inc. *                                                      16,350
            600   Humana, Inc. *                                                          13,710
            400   Omnicare, Inc.                                                          16,156
            200   PacifiCare Health Systems *                                             13,520
            500   WellChoice, Inc. *                                                      17,250
            900   WellPoint Health Networks, Inc. *                                       87,291
                                                                                 ---------------
                                                                                         271,793
                  Hotels/Other Lodging -- 0.2%
            400   Mandalay Resort Group                                                   17,888

                  Insurance -- 9.1%
            200   AMBAC Financial Group, Inc.                                             13,878
          1,400   Chubb Corp.                                                             95,340
            600   First American Corp.                                                    17,862
          1,600   Hartford Financial Services Group, Inc.                                 94,448
            500   HCC Insurance Holdings, Inc.                                            15,900
            500   John Hancock Financial Services, Inc.                                   18,750
            300   MBIA, Inc.                                                              17,769
            300   Mercury General Corp.                                                   13,965
            700   Odyssey Re Holdings Corp.                                               15,785
            600   Old Republic International Corp.                                        15,216
            400   PMI Group, Inc.                                                         14,892
            500   Protective Life Corp.                                                   16,920
            400   Reinsurance Group of America                                            15,460
            400   SAFECO Corp.                                                            15,572
            400   St. Paul Companies, Inc.                                                15,860
          2,700   The Allstate Corp.                                                     116,154
            300   Torchmark Corp.                                                         13,662
            200   Transatlantic Holdings, Inc.                                            16,160
          5,500   Travelers Property Casualty Corp., Class B                              93,335
            500   W.R. Berkley Corp.                                                      17,475
                                                                                 ---------------
                                                                                         654,403
                  Manufacturing -- 0.1%
            100   Eaton Corp.                                                             10,798

                  Metals/Mining -- 0.2%
            300   Southern Peru Copper Corp.                                              14,148

                  Oil & Gas -- 7.3%
          1,220   Apache Corp.                                                            98,942
          1,100   Chesapeake Energy Corp.                                                 14,938
          2,100   ConocoPhillips                                                         137,697

                       See notes to financial statements.

         SHARES   ISSUER                                                                   VALUE
------------------------------------------------------------------------------------------------
          Long-Term Investments -- Continued

                  Oil & Gas -- Continued
          1,800   Devon Energy Corp.                                             $       103,068
            400   Newfield Exploration Co. *                                              17,816
          2,500   Occidental Petroleum Corp.                                             105,600
            300   Sunoco, Inc.                                                            15,345
            300   Valero Energy Corp.                                                     13,902
            600   XTO Energy, Inc.                                                        16,980
                                                                                 ---------------
                                                                                         524,288
                  Pipelines -- 0.2%
            300   Kinder Morgan, Inc.                                                     17,730

                  Real Estate Investment Trust -- 0.7%
             89   Catellus Development Corp.                                               2,147
            400   iStar Financial, Inc.                                                   15,560
            500   Thornburg Mortgage, Inc.                                                13,600
            300   Vornado Realty Trust                                                    16,425
                                                                                 ---------------
                                                                                          47,732
                  Restaurants/Food Services -- 1.8%
            400   CBRL Group, Inc.                                                        15,304
          4,700   McDonald's Corp.                                                       116,701
                                                                                 ---------------
                                                                                         132,005
                  Retailing -- 4.4%
            900   Autonation, Inc. *                                                      16,533
            500   Barnes & Noble, Inc. *                                                  16,425
            600   Claire's Stores, Inc.                                                   11,304
          2,800   CVS Corp.                                                              101,136
            300   Federated Department Stores, Inc.                                       14,139
            600   Foot Locker, Inc.                                                       14,070
          5,500   Kroger Co. *                                                           101,805
            300   Neiman-Marcus Group, Inc., Class A *                                    16,101
            600   Pier 1 Imports, Inc.                                                    13,116
            300   Sears, Roebuck & Co.                                                    13,647
                                                                                 ---------------
                                                                                         318,276
                  Shipping/Transportation -- 2.7%
          2,900   Burlington Northern Santa Fe Corp.                                      93,815
          1,500   Union Pacific Corp.                                                    104,220
                                                                                 ---------------
                                                                                         198,035
                  Telecommunications -- 3.5%
          5,200   BellSouth Corp.                                                        147,160
          6,400   Sprint Corp. - FON Group                                               105,088
                                                                                 ---------------
                                                                                         252,248
                  Utilities -- 6.8%
            500   Allete, Inc.                                                            15,300
            400   Constellation Energy Group, Inc.                                        15,664
          1,700   Dominion Resources, Inc.                                               108,511
            800   Edison International                                                    17,544
          1,600   Entergy Corp.                                                           91,408
          1,600   Exelon Corp.                                                           106,176
          1,400   FPL Group, Inc.                                                         91,588
            500   Great Plains Energy, Inc.                                               15,910

                       See notes to financial statements.

         SHARES   ISSUER                                                                   VALUE
------------------------------------------------------------------------------------------------
          Long-Term Investments -- Continued

                  Utilities -- Continued
            400   Texas Genco Holdings, Inc.                                     $        13,000
            600   TXU Corp.                                                               14,232
                                                                                 ---------------
                                                                                         489,333
------------------------------------------------------------------------------------------------
                  Total Common Stocks                                                  7,139,584
                  (Cost $6,018,058)
------------------------------------------------------------------------------------------------
          Short-Term Investment -- 1.2%

                  MONEY MARKET FUND -- 1.2%
         83,865   JPMorgan Prime Money Market Fund (a)                                    83,865
                  (Cost $83,865)
------------------------------------------------------------------------------------------------
                  Total Investments -- 100.0%                                    $     7,223,449
                  (Cost $6,101,923)
------------------------------------------------------------------------------------------------

                       See notes to financial statements.

Abbreviations:
*         -- Non-income producing security.
(a)       -- Affiliated. Money market fund registered under the Investment
             Company Act of 1940, as amended and advised by J.P. Morgan Investment Management Inc.

                       See notes to financial statements.

JPMORGAN FUNDS
Statement of Assets and Liabilities

As of December 31, 2003

                                                                               INTREPID           INTREPID
                                                                             ALL CAP FUND       GROWTH FUND
-------------------------------------------------------------------------------------------------------------
   ASSETS:
     Investment securities, at value                                        $    10,468,918   $     6,996,812
     Cash                                                                               733                33
     Receivables:
       Fund shares sold                                                                 150                50
       Interest and dividends                                                         9,836             4,108
       Expense reimbursements                                                         8,190             6,694
-------------------------------------------------------------------------------------------------------------
   Total Assets                                                                  10,487,827         7,007,697
-------------------------------------------------------------------------------------------------------------
   LIABILITIES:
     Payables:
       Investment securities purchased                                              223,634                --
       Accrued liabilities:
       Custodian fees                                                                 9,344             8,638
       Trustees' fees                                                                    27                28
       Other                                                                         50,280            46,760
-------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                                283,285            55,426
-------------------------------------------------------------------------------------------------------------
   NET ASSETS:
     Paid in capital                                                              8,488,255         5,401,499
     Accumulated net investment income (loss)                                           498                --
     Accumulated net realized gain (loss) on investments                            608,377           490,404
     Net unrealized appreciation (depreciation) of investments                    1,107,412         1,060,368
-------------------------------------------------------------------------------------------------------------
   Total Net Assets                                                         $    10,204,542   $     6,952,271
-------------------------------------------------------------------------------------------------------------
   Shares of beneficial interest outstanding
     ($0.001 par value; unlimited number of shares authorized)                      510,972           354,496
   Net asset value, redemption and offering price per share                 $         19.97   $         19.61
-------------------------------------------------------------------------------------------------------------
   Cost of investments                                                      $     9,361,506   $     5,936,444
=============================================================================================================

                       See notes to financial statements.

                                                                               INTREPID          INTREPID
                                                                             INVESTOR FUND      VALUE FUND
-------------------------------------------------------------------------------------------------------------
   ASSETS:
     Investment securities, at value                                        $     7,093,528   $     7,223,449
     Cash                                                                               250               644
     Receivables:
       Fund shares sold                                                             400,150                50
       Interest and dividends                                                        12,008            13,184
       Expense reimbursements                                                         6,210             6,573
-------------------------------------------------------------------------------------------------------------
   Total Assets                                                                   7,512,146         7,243,900
-------------------------------------------------------------------------------------------------------------
   LIABILITIES:
     Payables:
       Investment securities purchased                                                   --                --
     Accrued liabilities:
       Custodian fees                                                                 9,119             8,142
       Trustees' fees                                                                    26                28
       Other                                                                         45,734            45,293
-------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                                 54,879            53,463
-------------------------------------------------------------------------------------------------------------
   NET ASSETS:
     Paid in capital                                                              5,680,503         5,609,588
     Accumulated net investment income (loss)                                            --               105
     Accumulated net realized gain (loss) on investments                            119,850           459,218
     Net unrealized appreciation (depreciation) of investments                    1,656,914         1,121,526
-------------------------------------------------------------------------------------------------------------
   Total Net Assets                                                         $     7,457,267   $     7,190,437
-------------------------------------------------------------------------------------------------------------
   Shares of beneficial interest outstanding
     ($0.001 par value; unlimited number of shares authorized)                      367,630           365,140
   Net asset value, redemption and offering price per share                 $         20.28   $         19.69
-------------------------------------------------------------------------------------------------------------
   Cost of investments                                                      $     5,436,614   $     6,101,923
=============================================================================================================

                       See notes to financial statements.

JPMORGAN FUNDS
Statement of Operations

For the period ended December 31, 2003

                                                                                INTREPID         INTREPID
                                                                              ALL CAP FUND      GROWTH FUND
                                                                            ---------------------------------
                                                                               2/28/03(a)        2/28/03(a)
                                                                                 THROUGH          THROUGH
                                                                                12/31/03         12/31/03
-------------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
     Interest                                                               $           367   $           367
     Dividend                                                                        54,546            31,550
     Dividend income from affiliated investments*                                     1,138               693
-------------------------------------------------------------------------------------------------------------
   Total investment income                                                           56,051            32,610
-------------------------------------------------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees                                                        34,025            32,222
     Administration fees                                                              7,852             7,436
     Shareholder servicing fees                                                      13,087            12,393
     Custodian and accounting fees                                                   32,744            33,679
     Printing and postage                                                             6,791             6,370
     Professional fees                                                               52,916            51,130
     Registration fees                                                               12,673            11,977
     Transfer agent fees                                                             11,804            11,292
     Trustees' fees                                                                      83                83
     Other                                                                            1,989             1,884
-------------------------------------------------------------------------------------------------------------
   Total expenses                                                                   173,964           168,466
-------------------------------------------------------------------------------------------------------------
     Less amounts waived                                                             54,964            52,051
     Less earnings credits                                                                2                 1
     Less expense reimbursements                                                     66,651            66,842
-------------------------------------------------------------------------------------------------------------
      Net expenses                                                                   52,347            49,572
-------------------------------------------------------------------------------------------------------------
   Net investment income (loss)                                                       3,704           (16,962)
-------------------------------------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on transactions from:
       Investments                                                                1,085,209           775,121
     Change in net unrealized appreciation (depreciation) of:
       Investments                                                                1,107,412         1,060,368
-------------------------------------------------------------------------------------------------------------
     Net realized and unrealized gain (loss) on investments                       2,192,621         1,835,489
-------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations                  $     2,196,325   $     1,818,527
-------------------------------------------------------------------------------------------------------------
*  Includes reimbursements of investment advisory,
     administration and shareholder servicing fees :                        $           191   $           113
=============================================================================================================

(a)  Commencement of operations.

                       See notes to financial statements.

                                                                                 INTREPID        INTREPID
                                                                              INVESTOR FUND     VALUE FUND
                                                                            ---------------------------------
                                                                                2/28/03(a)       2/28/03(a)
                                                                                 THROUGH          THROUGH
                                                                                12/31/03          12/31/03
-------------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
     Interest                                                               $           367   $           367
     Dividend                                                                        95,788           111,979
     Dividend income from affiliated investments*                                       825               926
-------------------------------------------------------------------------------------------------------------
   Total investment income                                                           96,980           113,272
-------------------------------------------------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees                                                        32,579            32,442
     Administration fees                                                              7,518             7,487
     Shareholder servicing fees                                                      12,531            12,478
     Custodian and accounting fees                                                   31,214            32,396
     Printing and postage                                                             6,471             6,421
     Professional fees                                                               49,705            49,455
     Registration fees                                                               12,124            12,063
     Transfer agent fees                                                             11,418            11,370
     Trustees' fees                                                                      81                83
     Other                                                                            1,905             1,897
-------------------------------------------------------------------------------------------------------------
   Total expenses                                                                   165,546           166,092
-------------------------------------------------------------------------------------------------------------
     Less amounts waived                                                             52,628            52,407
     Less earnings credits                                                               42                 3
     Less expense reimbursements                                                     62,754            63,770
-------------------------------------------------------------------------------------------------------------
      Net expenses                                                                   50,122            49,912
-------------------------------------------------------------------------------------------------------------
   Net investment income (loss)                                                      46,858            63,360
-------------------------------------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on transactions from:
       Investments                                                                  322,301           819,636
     Change in net unrealized appreciation (depreciation) of:
       Investments                                                                1,656,914         1,121,526
-------------------------------------------------------------------------------------------------------------
     Net realized and unrealized gain (loss) on investments                       1,979,215         1,941,162
     Net increase (decrease) in net assets from operations                  $     2,026,073   $     2,004,522
*  Includes reimbursements of investment advisory,
     administration and shareholder servicing fees :                        $           140   $           155
=============================================================================================================

(a)  Commencement of operations.

                       See notes to financial statements.

JPMORGAN FUNDS

Statement of Changes in Net Assets For the periods indicated

                                                                        INTREPID        INTREPID        INTREPID        INTREPID
                                                                      ALL CAP FUND    GROWTH FUND    INVESTOR FUND     VALUE FUND
                                                                      -------------------------------------------------------------
                                                                       2/28/03(a)      2/28/03(a)       2/28/03(a)     2/28/03(a)
                                                                        THROUGH         THROUGH         THROUGH         THROUGH
                                                                        12/31/03        12/31/03        12/31/03        12/31/03
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income (loss)                                         $      3,704    $   (16,962)   $      46,858    $    63,360
 Net realized gain (loss) on investments                                 1,085,209        775,121          322,301        819,636
 Change in net unrealized appreciation (depreciation) of investments     1,107,412      1,060,368        1,656,914      1,121,526
-----------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations                     2,196,325      1,818,527        2,026,073      2,004,522
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                                      (3,206)            --          (47,473)       (62,837)
 Net realized gain on investment transactions                             (476,832)      (267,755)        (201,836)      (360,836)
-----------------------------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                                    (480,038)      (267,755)        (249,309)      (423,673)
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares issued                                             8,100,505      5,133,744        5,431,194      5,185,915
 Dividends reinvested                                                      387,750        267,755          249,309        423,673
 Cost of shares redeemed                                                        --             --               --             --
-----------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) from capital share transactions                   8,488,255      5,401,499        5,680,503      5,609,588
-----------------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                              10,204,542      6,952,271        7,457,267      7,190,437

NET ASSETS:
 Beginning of period                                                            --             --               --             --
-----------------------------------------------------------------------------------------------------------------------------------
 End of period                                                        $ 10,204,542    $ 6,952,271    $   7,457,267    $ 7,190,437
-----------------------------------------------------------------------------------------------------------------------------------
 ACCUMULATED NET INVESTMENT INCOME (LOSS)                             $        498    $        --    $          --    $       105
-----------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
 Issued                                                                    491,138        340,515          355,039        343,038
 Reinvested                                                                 19,834         13,981           12,591         22,102
 Redeemed                                                                       --             --               --             --
-----------------------------------------------------------------------------------------------------------------------------------
   Change in shares                                                        510,972        354,496          367,630        365,140
-----------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

JPMORGAN FUNDS
Notes to Financial Statements

1. ORGANIZATION

J.P. Morgan Mutual Fund Series ("JPMMFS" or the "Trust") was organized on January 27, 2003 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as an open-end management investment company.

The following are four separate portfolios of the Trust (collectively, the "Funds"). Each Fund offers the Select class of shares.

   FUND

   JPMorgan Intrepid All Cap Fund ("ACF")
   JPMorgan Intrepid Growth Fund ("GF")
   JPMorgan Intrepid Investor Fund ("IF")
   JPMorgan Intrepid Value Fund ("VF")

The Funds commenced operations on February 28, 2003.

2. SIGNIFICANT ACCOUNTING POLICIES
THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
FUNDS:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. VALUATION OF INVESTMENTS -- Equity securities, purchased options and futures contracts are valued at the last sale price on the exchange on which they are primarily traded. The value of National Market Systems equity securities quotes by the Nasdaq Stock Market, Inc. shall generally be the Nasdaq Official Closing Price. Securities for which sale prices are not available and other over-the-counter securities are valued at the mean between the bid and asked quotations. Fixed income securities (other than convertible bonds) with a maturity of 61 days or more held by the Funds will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bidside quotations. Convertible bonds are valued at the last sale price on the primary exchange on which the bond is principally traded. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market value. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. It is reasonably possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Trustees, the Funds apply fair value pricing on a daily basis for all non-U.S. and non-Canadian equity securities held in their portfolios by utilizing the quotations of an independent pricing service, unless the Funds' advisor, J.P. Morgan Investment Management Inc. ("JPMIM" or the "Advisor"), determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indices, securities, and exchange rates in other markets, in determining fair value as of the time a Fund calculates its net asset value.

B. RESTRICTED AND ILLIQUID SECURITIES -- Each Fund may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

C. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on an identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method, adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or when the Funds first learn of the dividend.

D. ALLOCATION OF EXPENSES -- Expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among each of the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

E. FEDERAL INCOME TAXES -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Funds' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. In addition, the Funds intend to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

F. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature, (i.e., that they result from other than timing of recognition -- "temporary differences"), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment. The following amounts were reclassified within the capital accounts:

                                           ACCUMULATED         ACCUMULATED
                                          UNDISTRIBUTED/       NET REALIZED
                                        (OVERDISTRIBUTED)      GAIN (LOSS)
                    PAID-IN-CAPITAL   NET INVESTMENT INCOME   ON INVESTMENTS
----------------------------------------------------------------------------
   GF                    $ --                $ 16,962           $ (16,962)
   IF                      --                     615                (615)
   VF                      --                    (418)                418

The reclassification for GF relates primarily to current year net operating losses. The reclassification for IF relates primarily to the character for tax purposes of distributions. The reclassification for VF relates primarily to distributions from investments in REITs.

G. OTHER EXPENSES -- Other expenses in the Statement of Operations include fees related to line of credit, insurance, pricing and reporting services.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
A. INVESTMENT ADVISORY FEE -- Pursuant to an Investment Advisory Agreement, JPMIM acts as the investment advisor to the Funds. Prior to October 1, 2003, JPMIM was a wholly owned subsidiary of J.P. Morgan Chase & Co. ("JPMorgan"). On October 1, 2003, JPMIM became a wholly owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc., which is a wholly owned subsidiary of JPMorgan. The investment advisory services and personnel providing investment advice have not changed as a result of the ownership change. The ownership change did not constitute an assignment under the 1940 Act or the Investment Advisers Act of 1940. The Advisor supervises the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.65% of the average daily net assets for each Fund.

The Advisor waived fees as outlined in Note 3.E.

The Funds may invest in one or more of the affiliated JPMorgan Money Market Funds. The Advisor has agreed to reimburse its advisory fee from the Funds in an amount sufficient to offset any doubling up of investment advisory, administration and shareholder servicing fees related to each Fund's investment in an affiliated money market fund.

B. SHAREHOLDER SERVICING FEE -- The Trust has entered into a Shareholder Servicing Agreement on behalf of the Funds with JPMorgan Chase Bank ("JPMCB") under which JPMCB provides account administration and personal account maintenance services to shareholders. For performing these services, JPMCB receives a fee that is computed daily and paid monthly equal to 0.25% of the average daily net assets for each Fund. JPMCB may enter into services contracts with certain entities under which it will pay all or a portion of the 0.25% annual fee to such entities for performing shareholder and administrative services.

The Shareholder Servicing Agents waived fees as outlined in Note 3.E.

C. CUSTODIAN AND ACCOUNTING FEES -- JPMCB provides portfolio custody and accounting services for the Funds. Compensation for such services is presented in the Statement of Operations as Custodian fees. The custodian fees may be reduced by credits earned by each Fund, based on the uninvested cash balances held by the custodian. Such earning credits are presented separately in the Statement of Operations.

D. ADMINISTRATION FEE -- Pursuant to the Administration Agreement, JPMCB (the "Administrator") provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at an annual rate equal to 0.15% of the first $25 billion of the average daily net assets of all non-money market funds in the JPMorgan Funds Complex and 0.075% of the average daily net assets in excess of $25 billion.

BISYS Funds Services, L.P. ("BISYS") serves as the Funds' sub-administrator. For its services as sub-administrator, BISYS receives a portion of the fees payable to JPMCB as Administrator.

The Administrator has contractually agreed to reimburse the Funds to the extent that total operating expenses (excluding interest, taxes and extraordinary expenses) exceed 1.00% of their respective average daily net assets.

The contractual expense limitation agreements were in effect for the period ended December 31, 2003. The expense limitations are due to expire on April 30, 2005.

The Administrator waived fees and reimbursed expenses as outlined in Note 3.E.

E. WAIVERS AND REIMBURSEMENTS -- For the period ended December 31, 2003, the Funds' vendors waived fees and the Administrator contractually reimbursed expenses for each of the Funds as follows:

                          CONTRACTUAL WAIVERS
         --------------------------------------------------
         INVESTMENT                  SHAREHOLDER              CONTRACTUAL
   FUND   ADVISORY   ADMINISTRATION   SERVICING     TOTAL    REIMBURSEMENTS
---------------------------------------------------------------------------
   ACF   $  34,025      $  7,852      $ 13,087    $  54,964    $  66,651
   GF       32,222         7,436        12,393       52,051       66,842
   IF       32,579         7,518        12,531       52,628       62,754
   VF       32,442         7,487        12,478       52,407       63,770
---------------------------------------------------------------------------
   Total $ 131,268      $ 30,293      $ 50,489    $ 212,050    $ 260,017
---------------------------------------------------------------------------

F. OTHER -- Certain officers of the Trust are officers of JPMorgan or of BISYS or their subsidiaries.

During the period, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Advisor.

The Funds may use related party broker dealers. For the year ended December 31, 2003, the Funds did not purchase any securities from brokers/dealers affiliated with JPMCB.

The SEC has granted an exemptive order permitting each fund to engage in principal transactions with J.P. Morgan Securities Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. INVESTMENT TRANSACTIONS
For the period ended December 31, 2003, purchases and sales of investments (excluding short-term investments) are as follows:

                                  PURCHASES              SALES
                               (EXCLUDING U.S.      (EXCLUDING U.S.
                                 GOVERNMENT)          GOVERNMENT)
--------------------------------------------------------------------
   ACF                          $ 17,659,703         $ 9,698,542
   GF                             14,102,210           8,960,835
   IF                              9,516,086           4,480,597
   VF                             11,799,314           6,600,893

5. FEDERAL INCOME TAX MATTERS
For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at December 31, 2003, are as follows:

                                     GROSS          GROSS        NET UNREALIZED
                                  UNREALIZED     UNREALIZED      APPRECIATION
                 AGGREGATE COST   APPRECIATION   DEPRECIATION   (DEPRECIATION)
-------------------------------------------------------------------------------
   ACF            $ 9,363,703      $ 1,123,511    $ (18,296)      $ 1,105,215
   GF               5,936,444        1,088,196      (27,828)        1,060,368
   IF               5,437,119        1,687,841      (31,432)        1,656,409
   VF               6,104,912        1,122,555       (4,018)        1,118,537

The tax character of distributions paid during the year ended December 31, 2003 is as follows:

                                    ORDINARY      LONG-TERM         TOTAL
                                     INCOME      CAPITAL GAIN   DISTRIBUTIONS
-----------------------------------------------------------------------------
   ACF                             $ 480,038         $ --        $ 480,038
   GF                                267,755           --          267,755
   IF                                249,309           --          249,309
   VF                                423,673           --          423,673

At December 31, 2003, the components of net assets (excluding paid in capital) on a tax basis are as follows:

                                        ACF           GF            IF            VF
-----------------------------------------------------------------------------------------
Current distributable ordinary
 income                             $   611,072   $   490,404   $   120,355   $   461,894
 Plus/Less: cumulative timing
   differences                               --            --            --            --
                                    -----------   -----------   -----------   -----------
Undistributed ordinary income or
 overdistribution of ordinary
 income                             $   611,072   $   490,404   $   120,355   $   461,894
                                    ===========   ===========   ===========   ===========
Current distributable long-term
 capital gain or tax basis capital
 loss carryover                              --            --            --           418
 Plus/Less: cumulative timing
   differences                               --            --            --            --
                                    -----------   -----------   -----------   -----------
Undistributed long-term
 gains/accumulated capital loss              --            --            --           418
                                    ===========   ===========   ===========   ===========
Unrealized appreciation
 (depreciation)                     $ 1,105,215   $ 1,060,368   $ 1,656,409   $ 1,118,537
                                    ===========   ===========   ===========   ===========

For ACF, IF, and VF, the differences between book and tax basis unrealized appreciation (depreciation) are primarily attributable to wash sales.

6. BANK BORROWINGS
Pursuant to a Line of Credit Agreement dated April 17, 2003, the Funds may borrow money for temporary or emergency purposes. The Funds have entered into the agreement, enabling them to participate with other JPMorgan Funds in a line of credit with JPMCB, as administrative agent, and with a syndicate of banks, which permits borrowings up to $250 million, collectively. Interest is charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds also pay a commitment fee of 0.09% per annum on the average daily amount of the available commitment, which is allocated on a pro-rata basis to the Funds. The commitment fee is included in Other expenses on the Statement of Operations. This agreement will expire on April 15, 2004.

The Funds had no borrowings outstanding at December 31, 2003, nor at any time during the period then ended.

7. CONCENTRATIONS AND INDEMNIFICATIONS

At December 31, 2003, 69%, 98%, 95%, and 98% of the outstanding shares of ACF, GF, IF, and VF respectively were owned by a related party. Investment activities of these shareholders could have a material impact on the Funds.

In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8. SUBSEQUENT EVENTS
On January 14, 2004, J. P. Morgan Chase & Co. and Bank One Corp. announced they have entered into an agreement and plan of merger. The merger is subject to the approval of the shareholders of both institutions as well as U.S. federal and state and foreign regulatory authorities. Completion of the transaction is expected to occur in mid-2004.

The JPMorgan Intrepid All Cap Fund will undergo changes to its name, investment strategy and benchmark. Effective April 30, 2004, the Fund will be named JPMorgan Intrepid America Fund and its benchmark will be the Russell 1000 Index.

JPMORGAN FUNDS
FINANCIAL HIGHLIGHTS

                                                                          INTREPID        INTREPID        INTREPID       INTREPID
                                                                        ALL CAP FUND    GROWTH FUND    INVESTOR FUND    VALUE FUND
                                                                        ----------------------------------------------------------
                                                                           SELECT          SELECT          SELECT         SELECT
                                                                        ----------------------------------------------------------
                                                                          2/28/03*        2/28/03*        2/28/03*       2/28/03*
                                                                           THROUGH        THROUGH         THROUGH         THROUGH
PER SHARE OPERATING PERFORMANCE:                                          12/31/03        12/31/03        12/31/03       12/31/03
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $      15.00    $     15.00    $       15.00    $    15.00
----------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income (loss)                                               0.01          (0.05)            0.14          0.19
     Net gains or losses in securities (both realized and unrealized)           6.09           5.45             5.88          5.74
                                                                        ------------    -----------    -------------    ----------
     Total from investment operations                                           6.10           5.40             6.02          5.93
                                                                        ------------    -----------    -------------    ----------
   Less distributions:
     Dividends from net investment income                                       0.01             --             0.14          0.19
     Distributions from capital gains                                           1.12           0.79             0.60          1.05
                                                                        ------------    -----------    -------------    ----------
     Total distributions                                                        1.13           0.79             0.74          1.24
                                                                        ------------    -----------    -------------    ----------
Net asset value, end of period                                          $      19.97    $     19.61    $       20.28    $    19.69
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (a)                                                               40.84%         36.10%           40.28%        39.74%
==================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (thousands)                              $     10,205    $     6,952    $       7,457    $    7,190
----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
----------------------------------------------------------------------------------------------------------------------------------
     Net expenses                                                               1.00%          1.00%            1.00%         1.00%
----------------------------------------------------------------------------------------------------------------------------------
     Net investment income (loss)                                               0.07%         (0.34%)           0.92%         1.26%
----------------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements and earnings credits              3.30%          3.37%            3.27%         3.30%
----------------------------------------------------------------------------------------------------------------------------------
     Net investment income (loss) without waivers, reimbursements and
       earnings credits                                                        (2.23%)        (2.71%)          (1.35%)       (1.04%)
----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE (a)                                                      148%           149%              74%          110%
----------------------------------------------------------------------------------------------------------------------------------

  * Commencement of operations.
(a) Not annualized for periods less than one year.
  # Short periods have been annualized.

                       See notes to financial statements.

JPMORGAN FUNDS
Report of Independent Auditors

To the Trustees and Shareholders of
J.P. Morgan Mutual Fund Series:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the JPMorgan Intrepid All Cap Fund, the JPMorgan Intrepid Growth Fund, the JPMorgan Intrepid Investor Fund, and the JPMorgan Intrepid Value Fund (four portfolios of J.P. Morgan Mutual Fund Series and hereafter referred to as the "Funds") at December 31, 2003, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the period February 28, 2003 (commencement of operations) through December 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 24, 2004

JPMORGAN FUNDS
Trustees Information (unaudited)

The following tables contain basic information regarding the Trustees and Officers, respectively, that oversee operations of the Trusts and other investment companies within the JPMorgan Funds complex.

                          POSITIONS                                               NUMBER OF PORT-     OTHER
                          HELD WITH                     PRINCIPAL                 FOLIOS IN JPMORGAN  DIRECTORSHIPS
                          EACH          TERM OF OFFICE  OCCUPATIONS               FUND COMPLEX(1)     HELD OUTSIDE
NAME, CONTACT ADDRESS     JPMORGAN      AND LENGTH OF   DURING PAST               OVERSEEN BY         JPMORGAN FUND
AND YEAR OF BIRTH         TRUST         TIME SERVED     5 YEARS                   TRUSTEE             COMPLEX
------------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEE(S)

William J. Armstrong;     Trustee       Since 2003      Retired; Vice President   69                  None
522 Fifth Avenue,                                       and Treasurer of
New York, NY 10036;                                     Ingersoll-Rand Company
1941                                                    (manufacturer of
                                                        industrial equipment)
                                                        (1972-2000)

Roland R. Eppley, Jr.;    Trustee       Since 2003      Retired                   69                  Director, Janel Hydro, Inc.
522 Fifth Avenue,                                                                                     (1993-Present)
New York, NY 10036;
1932

Ann Maynard Gray;         Trustee       Since 2003      Vice President of         69                  Director of Duke Energy
522 Fifth Avenue,                                       Capital Cities/ABC, Inc.                      Corporation (1997- Present);
New York, NY 10036;                                     (communications)                              Director of Elan Corporation,
1945                                                    (1986-1998); President                        Plc (pharmaceuticals)
                                                        of Diversified                                (2001-Present); Director of
                                                        Publishing Group                              The Phoenix Companies (wealth
                                                        (1991-1997)                                   management) (2002-Present)

Matthew Healey;           Trustee and   Since 2003      Retired; Chief Executive  69                  None
522 Fifth Avenue,         President of                  Officer of certain J.P.
New York, NY 10036;       the Board of                  Morgan Fund Trusts
1937                      Trustees                      (1982-2001)

Fergus Reid, III;         Trustee and   Since 2003      Chairman of Lumelite      69                  Trustee of 16 Morgan Stanley
522 Fifth Avenue,         Chairman of                   Corporation (plastics                         Funds (1995-Present)
New York, NY 10036;       the Board of                  manufacturing)
1932                      Trustees                      (1985-Present)

James J. Schonbachler;    Trustee       Since 2003      Retired; Managing         69                  None
522 Fifth Avenue,                                       Director of Bankers
New York, NY 10036;                                     Trust Company,
1943                                                    (financial services)
                                                        (1968-1998); Group Head
                                                        and Director of Bankers
                                                        Trust, A.G., Zurich and
                                                        BT Brokerage Corp.
                                                        (financial services)
                                                        (1995 - 2002)

Robert J. Higgins;        Trustee       Since 2003      Director of               69                  Director of Providian
522 Fifth Avenue,                                       Administration of the                         Financial Corp. (banking)
New York, NY 10036;                                     State of Rhode Island                         (2002-Present)
1945                                                    (2003-Present);
                                                        President - Consumer
                                                        Banking and Investment
                                                        Services Fleet Boston
                                                        Financial (1971-2002)

JPMORGAN FUNDS
Trustee and Officer Information (unaudited)

                          POSITIONS                                               NUMBER OF PORT-     OTHER
                          HELD WITH                     PRINCIPAL                 FOLIOS IN JPMORGAN  DIRECTORSHIPS
                          EACH          TERM OF OFFICE  OCCUPATIONS               FUND COMPLEX(1)     HELD OUTSIDE
NAME, CONTACT ADDRESS     JPMORGAN      AND LENGTH OF   DURING PAST               OVERSEEN BY         JPMORGAN FUND
AND YEAR OF BIRTH         TRUST         TIME SERVED     5 YEARS                   TRUSTEE             COMPLEX
-----------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEE(S)

Dr. Matthew Goldstein;    Trustee       Since 2003      Chancellor of the City    69                  Trustee of the Albert Einstein
522 Fifth Avenue,                                       University of New York,                       School of Medicine
New York, NY 10036;                                     since September 1, 1999;                      (1998-Present); Trustee of
1941                                                    President, Adelphi                            Bronx Lebanon Hospital Center
                                                        University (New York)                         (1992-Present); Director of
                                                        (1998-1999).                                  New Plan Excel Realty Trust,
                                                                                                      Inc. (real estate investment
                                                                                                      company) (2000- Present);
                                                                                                      Director of Lincoln Center
                                                                                                      Institute for the Arts in
                                                                                                      Education (1999-Present);
                                                                                                      Director of Jewish Community
                                                                                                      Relations Counsel of New York,
                                                                                                      Inc. (2000-Present); Director
                                                                                                      of United Way of New York City
                                                                                                      (2002-Present).

William G. Morton, Jr.;   Trustee       Since 2003      Formerly Chairman         69                  Director of Radio Shack
522 Fifth Avenue,                                       Emeritus (March 2001-                         Corporation (electronics)
New York, NY 10036;                                     October 2002), and                            (1987-Present); Director of
1937                                                    Chairman and Chief                            the Griswold Company
                                                        Executive Officer,                            (securities brokerage)
                                                        Boston Stock Exchange                         (2002-Present); Director of
                                                        (June 1985-March 2001).                       The National Football
                                                                                                      Foundation and College Hall of
                                                                                                      Fame (1994-Present); Trustee
                                                                                                      of the Berklee College of
                                                                                                      Music (1998-Present); Trustee
                                                                                                      of the Stratton Mountain
                                                                                                      School (2001-Present).

INTERESTED TRUSTEE(S)

Leonard M. Spalding*      Trustee       Since 2003      Retired; Chief Executive  69                  Director of Glenview Trust;
522 Fifth Avenue,                                       Officer of Chase Mutual                       Director of Pizza Magia;
New York, NY 10036;                                     Funds (investment                             Trustee of St. Catherine
1935                                                    company) (1989-1998);                         College Trust; Trustee of
                                                        Chief Investment                              Bellarmine University Trust;
                                                        Executive of Chase                            Director of Marion Washington
                                                        Manhattan Private Bank                        Airport Board Trust; Director
                                                        (investment management)                       of Springfield Washington
                                                        (1990-1995)                                   Economic Development Board
                                                                                                      Trust.

*Mr. Spalding is deemed to be an "interested person" due to his ownership of equity securities of J.P. Morgan Chase & Co.

(1) A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investment services or have a common investment advisor or have an investment advisor that is an affiliated person of the investment advisor of any of the other investment companies. The JPMorgan Fund Complex for which the Trustees serve includes 13 investment companies.

                            POSITIONS HELD       TERM OF OFFICE
NAME, CONTACT ADDRESS       WITH EACH            AND LENGTH OF   PRINCIPAL OCCUPATIONS
AND YEAR OF BIRTH           JPMORGAN TRUST       TIME SERVED     DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------
George Gatch;               President            Since 2003      Managing Director, J.P. Morgan
522 Fifth Avenue,                                                Investment Management
New York, NY 10036;                                              Inc. (JPMIM); Head of J.P. Morgan
1962                                                             Fleming's U.S. Mutual Funds and
                                                                 Financial Intermediaries
                                                                 Business ("FFI"); he has held
                                                                 numerous positions throughout
                                                                 the firm in business
                                                                 management, marketing and
                                                                 sales.

Patricia A. Maleski;        Treasurer            Since 2003      Vice President, JPMIM.; Head of
522 Fifth Avenue,                                                FFI and U.S. Institutional
New York, NY 10036;                                              Funds Administration and Board
1960                                                             Liaison. Prior to joining
                                                                 J.P. Morgan Chase in 2001, she
                                                                 was the Vice President of
                                                                 Finance for the Pierpont
                                                                 Group, Inc., a service provider
                                                                 to the board of trustees of
                                                                 the heritage JPMorgan Funds.

Sharon J. Weinberg;         Secretary            Since 2003      Managing Director, JPMIM; since
522 Fifth Avenue,                                                joining J.P. Morgan Chase in
New York, NY 10036;                                              1996, she has held numerous
1959                                                             positions throughout the asset
                                                                 management business in mutual
                                                                 funds marketing, legal and
                                                                 product development.

Stephen M. Ungerman;        Vice President and   Since 2003      Vice President, JPMIM; Business
522 Fifth Avenue,           Assistant Treasurer                  Head for Vehicle Services Group
New York, NY 10036;                                              within Fund Administration;
1953                                                             prior to joining J.P. Morgan
                                                                 Chase in 2000, he held a number
                                                                 of senior management positions
                                                                 in Prudential Insurance Co. of
                                                                 America's asset management
                                                                 business, including Associate
                                                                 General Counsel, Tax Director
                                                                 and Co-head of Fund
                                                                 Administration Department;
                                                                 Mr. Ungerman was also the
                                                                 Assistant Treasurer of all
                                                                 mutual funds managed by
                                                                 Prudential.

Judy R. Bartlett;           Vice President and   Since 2003      Vice President and Assistant
522 Fifth Avenue,           Assistant Secretary                  General Counsel, JPMIM, since
New York, NY 10036;                                              September 2000; from August
1965                                                             1998 through August 2000, she
                                                                 was an attorney at New York
                                                                 Life Insurance Company where
                                                                 she served as Assistant
                                                                 Secretary for the Mainstay
                                                                 Funds.

Joseph J. Bertini;          Vice President and   Since 2003      Vice President and Assistant
522 Fifth Avenue,           Assistant Secretary                  General Counsel, JPMIM.
New York, NY 10036;
1965

Wayne H. Chan;              Vice President and   Since 2003      Vice President and Assistant
522 Fifth Avenue,           Assistant Secretary                  General Counsel, JPMIM, since
New York, NY 10036;                                              September 2002; Mr. Chan was an
1965                                                             associate at the law firm of
                                                                 Shearman and Sterling LLP from
                                                                 May 2001 through September
                                                                 2002; Swidler Berlin Shereff
                                                                 Friedman LLP from June 1999
                                                                 through May 2001 and Whitman
                                                                 Breed Abbott & Morgan LLP from
                                                                 September 1997 through May
                                                                 1999.

Thomas J. Smith             Vice President and   Since 2003      Managing Director, Head of
522 Fifth Avenue,           Assistant Secretary                  Compliance for J.P. Morgan
New York, NY 10036;                                              Chase & Co.'s asset management
1955                                                             business in the Americas.

Paul M. DeRusso             Assistant Treasurer  Since 2003      Vice President, JPMIM; Manger
522 Fifth Avenue,                                                of the Budgeting and Expense
New York, NY 10036;                                              Group of Funds Administration
1954                                                             Group.

Lai Ming Fung               Assistant Treasurer  Since 2003      Associate, JPMIM; Budgeting
522 Fifth Avenue,                                                Analyst for the Budgeting and
New York, NY 10036;                                              Expense Group of Funds
1974                                                             Administration Group.

Mary D. Squires             Assistant Treasurer  Since 2003      Vice President, JPMIM;
522 Fifth Avenue,                                                Ms. Squires has held numerous
New York, NY 10036;                                              financial and operations
1955                                                             positions supporting the J.P.
                                                                 Morgan Chase organization
                                                                 complex.

                            POSITIONS HELD       TERM OF OFFICE
NAME, CONTACT ADDRESS       WITH EACH            AND LENGTH OF   PRINCIPAL OCCUPATIONS
AND YEAR OF BIRTH           JPMORGAN TRUST       TIME SERVED     DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------
Michael Ciotola             Assistant Treasurer  Since 2003      Director of Financial Services
3435 Stelzer Rd. Columbus,                                       of BISYS Fund Services, Inc.
OH 43219                                                         since January 2003; held
1968                                                             various positions within BISYS
                                                                 since 1998.

Arthur A. Jensen            Assistant Treasurer  Since 2003      Vice President of Financial
3435 Stelzer Rd. Columbus,                                       Services of BISYS Fund
OH 43219                                                         Services, Inc. since June 2001;
1966                                                             formerly Section Manager of
                                                                 Northern Trust Company and
                                                                 Accounting Supervisor at
                                                                 Allstate Insurance Company.

Martin R. Dean              Assistant Treasurer  Since 2003      Vice President of Regulatory
3435 Stelzer Rd. Columbus,                                       Services of BISYS Fund
OH 43219                                                         Services, Inc.
1963

Alaina Metz                 Assistant Secretary  Since 2003      Chief Administrative Officer of
3435 Stelzer Rd. Columbus,                                       BISYS Fund Services, Inc.;
OH 43219                                                         formerly, Supervisor of the
1967                                                             Blue Sky Department of Alliance
                                                                 Capital Management, L.P.

Ryan M. Louvar;             Assistant Secretary  Since 2003      Counsel of Legal Services,
60 State Street,                                                 BISYS Fund Services, Inc. since
Suite 1300 Boston,                                               2000; formerly Attorney at
MA 02109;                                                        Hill, Farrer & Burrill LLP from
1972                                                             1999 to 2000 and Knapp Peterson
                                                                 Clarke, PC from 1997 to 1999.

Lisa Hurley                 Assistant Secretary  Since 2003      Executive Vice President and
60 State Street,                                                 General Counsel of BISYS Fund
Suite 1300 Boston,                                               Services, Inc.
MA 02109
1955

Additional information concerning the Trustees is contained in the Statement of Additional Information and is available without charge by calling
1-800-348-4782.

TAX LETTER (UNAUDITED)

JPMorgan Intrepid All Cap Fund ("ACF")
JPMorgan Intrepid Growth Fund ("GF")
JPMorgan Intrepid Investor Fund ("IF")
JPMorgan Intrepid Value Fund ("VF")

Certain tax information for the JPMorgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended December 31, 2003. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2003. The information necessary to complete your income tax returns for the calendar year ending December 31, 2003 will be received under separate cover.

The following represents the percentage of ordinary income distributions eligible for the dividends received deduction for the fiscal year ended December 31, 2003.

                                                  DIVIDENDS RECEIVED
FUND                                                   DEDUCTION
--------------------------------------------------------------------
ACF                                                        4.85%
GF                                                         3.82%
IF                                                        25.62%
VF                                                        12.29%

For the fiscal year ended December 31, 2003, certain dividends paid by the Funds may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

For the fiscal year ended December 31, 2003, the following represents the percentage of ordinary income distributions treated as qualified dividends:

                                                     PERCENTAGE OF
FUND                                                 DISTRIBUTIONS
-------------------------------------------------------------------
ACF                                                          9.07%
GF                                                           9.76%
IF                                                          37.17%
VF                                                          22.42%

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

JPMorgan Family of Funds

U.S. EQUITY FUNDS
Capital Growth Fund
Disciplined Equity Fund
Diversified Fund
Dynamic Small Cap Fund
Equity Growth Fund
Equity Income Fund
Growth and Income Fund
Mid Cap Equity Fund
Mid Cap Growth Fund
Mid Cap Value Fund
Small Cap Equity Fund
Small Cap Growth Fund
Trust Small Cap Equity Fund
U.S. Equity Fund
U.S. Small Company Fund
U.S. Small Company Opportunities Fund
Value Opportunities Fund

INTERNATIONAL EQUITY FUNDS
Fleming Asia Equity Fund
Fleming Emerging Markets Equity Fund
Fleming European Fund
Fleming International Equity Fund
Fleming International Growth Fund
Fleming International Opportunities Fund
Fleming International Value Fund
Fleming Japan Fund

SPECIALTY FUNDS
Global 50 Fund
Global Healthcare Fund
Market Neutral Fund

TAX AWARE FUNDS
Fleming Tax Aware International
    Opportunities Fund
Tax Aware Disciplined Equity Fund
Tax Aware Enhanced Income Fund
Tax Aware Large Cap Growth Fund
Tax Aware Large Cap Value Fund
Tax Aware Short-Intermediate
    Income Fund
Tax Aware U.S. Equity Fund

INCOME FUNDS
Bond Fund
Bond Fund II
Enhanced Income Fund
Fleming Emerging Markets Debt Fund
Global Strategic Income Fund
Short Term Bond Fund
Short Term Bond Fund II
Strategic Income Fund
U.S. Treasury Income Fund

TAX FREE FUNDS
California Bond Fund
Intermediate Tax Free Income Fund
New Jersey Tax Free Income Fund
New York Intermediate Tax Free
    Income Fund
Tax Free Income Fund

MONEY MARKET FUNDS
100% U.S. Treasury Securities
    Money Market Fund
California Tax Free Money Market Fund
Federal Money Market Fund
Liquid Assets Money Market Fund
New York Tax Free Money Market Fund
Prime Money Market Fund
Tax Free Money Market Fund
Treasury Plus Money Market Fund
U.S. Government Money Market Fund

               Funds may be registered under separate registrants.

ANNUAL REPORT

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc., which is unaffiliated with The JPMorgan Chase Bank. JPMorgan Chase and its respective affiliates receive compensation from JPMorgan Funds for providing services to the Funds.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

To obtain a prospectus for any of the JPMorgan Funds, call 1-800-348-4782. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

A list of portfolio holdings is available fifteen days after month-end upon request. Please contact your JPMorgan Fleming representative or call 1-800-766-7722 to obtain further information.

                        JPMorgan Funds Fulfillment Center
                            600 North Bedford Street
                           East Bridgewater, MA 02333

      (C) J.P. Morgan Chase & Co., 2004 All Rights Reserved. February 2004

                                                                     AN-INT-1203

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS.

THE REGISTRANT WILL PROVIDE ANY PERSON WITHOUT CHARGE, UPON REQUEST, A COPY OF THE CODE OF ETHICS. A REQUEST MAY BE MADE BY CALLING 1-800-348-4782.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                  (i) Has at least one audit committee financial expert serving on its audit committee; or

                  (ii) Does not have an audit committee financial expert serving on its audit committee.

THE REGISTRANT'S BOARD OF DIRECTORS HAS DETERMINED THAT THE REGISTRANT HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

         (2) If the registrant provides the disclosure required by paragraph
             (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                  (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                  (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

THE AUDIT COMMITTEE FINANCIAL EXPERT IS WILLIAM ARMSTRONG. HE IS A "NON-INTERESTED" TRUSTEE AND IS ALSO "INDEPENDENT" AS DEFINED BY THE SECURITIES AND EXCHANGE COMMISSION FOR PURPOSES OF AUDIT COMMITTEE FINANCIAL EXPERT DETERMINATIONS.

         (3) If the registrant provides the disclosure required by paragraph
             (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $28,000 in 2002 and $146,130 in 2003.

(b) AUDIT-RELATED FEES. There were no audit-related fees for the Registrant during the Reporting Periods.

The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliates, which required pre-approval by the Audit Committee were $8,277,000 from May 6, 2003 to December 31, 2003 (prior to May 6, 2003 services provided by the Auditor were not required to be pre-approved).


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(c) TAX FEES. The aggregate fees billed to the Registrant in the Reporting
Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were none in 2002 and $32,400 in 2003. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

There were no fees billed for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee for the period May 6, 2003 through December 31, 2003.

(d) ALL OTHER FEES. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, or services provided to Service Affiliates which were required to be pre-approved on or after May 6, 2003 until December 31, 2003, other than the services reported above.

(e) AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES. In addition to pre-approving any services to be provided by the Auditor to the Registrant, the Audit Committee considers and approves any non-audit services to be provided to the Service Affiliates by the Auditor and the fees to be charged for such non-audit services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. The Chairman of the Audit Committee has been given the authority to pre-approve permissible non-audit services.

(g) NON-AUDIT FEES. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $46.4 million in 2002 and $28.3 million in 2003.

(h) AUDITOR INDEPENDENCE. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence. All services provided by the Auditor to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

         (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.
         (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         (a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of
         Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

ITEM 10. CONTROLS AND PROCEDURES.

         (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE REASONABLY DESIGNED TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE REQUIRED TIME PERIODS AND THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT IN THE REPORTS THAT IT FILES OR SUBMITS ON FORM N-CSR IS ACCUMULATED AND COMMUNICATED TO THE REGISTRANT'S MANAGEMENT, INCLUDING ITS PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS, AS APPROPRIATE TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE.

         (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 11. EXHIBITS.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

NOT APPLICABLE - SEE ITEM 2 ABOVE.

         (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

         (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

NOT APPLICABLE.


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         (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

                                   SIGNATURES

                           [See General Instruction F]

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               J.P. Morgan Mutual Fund Series
            --------------------------------------------------------------------

By (Signature and Title)*      /s/ Patricia A. Maleski
                         -------------------------------------------------------
                         Patricia A. Maleski, Treasurer

Date              March 5, 2004
    ----------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Patricia A. Maleski
                         -------------------------------------------------------
                         Patricia A. Maleski, Treasurer

Date              March 5, 2004
    ----------------------------------------------------------------------------

By (Signature and Title)*                   /S/ George C.W. Gatch
                         -------------------------------------------------------
                          George C.W. Gatch, President

Date              March 5, 2004
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.

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